Schedule of Investments (unaudited)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.3%
AAR Corp.(a)(b)(c)	2,145,182	$ 155,954,731
AeroVironment, Inc.(a)(b)(c)	1,811,106	329,911,069
Mercury Systems, Inc.(a)(b)(c)	3,383,657	91,324,902
Moog, Inc., Class A(a)	1,863,082	311,693,619
National Presto Industries, Inc.	340,324	25,568,542
Triumph Group, Inc.(a)(b)(c)	4,076,599	62,820,391
		977,273,254
Air Freight & Logistics — 0.3%
Forward Air Corp.(a)	2,063,303	39,285,289
Hub Group, Inc., Class A(a)	3,999,954	172,198,020
		211,483,309
Automobile Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(a)(b)(c)	7,616,937	53,242,390
Dana, Inc.(a)	8,359,212	101,313,649
Dorman Products, Inc.(a)(b)(c)	1,808,312	165,424,382
Fox Factory Holding Corp.(a)(b)(c)	2,696,297	129,934,552
Gentherm, Inc.(a)(b)(c)	2,050,333	101,122,424
LCI Industries(a)	1,648,777	170,450,566
Patrick Industries, Inc.(a)	1,364,240	148,088,252
Phinia, Inc.(a)	2,959,793	116,497,452
Standard Motor Products, Inc.(a)	1,215,631	33,709,448
XPEL, Inc.(b)(c)	1,378,733	49,027,745
		1,068,810,860
Automobiles — 0.1%
Winnebago Industries, Inc.(a)	1,896,389	102,784,284
Banks — 8.9%
Ameris Bancorp(a)	4,199,536	211,446,638
Atlantic Union Bankshares Corp.(a)	5,810,282	190,867,764
Axos Financial, Inc.(a)(b)(c)	3,284,650	187,717,747
Banc of California, Inc.(a)	8,994,055	114,944,023
BancFirst Corp.	940,583	82,489,129
Bancorp, Inc. (The)(a)(b)(c)	3,350,554	126,516,919
Bank of Hawaii Corp.(a)	2,569,373	146,993,829
BankUnited, Inc.(a)	4,838,740	141,629,920
Banner Corp.(a)	2,229,819	110,688,215
Berkshire Hills Bancorp, Inc.(a)	2,751,384	62,731,555
Brookline Bancorp, Inc.(a)	5,776,516	48,233,909
Capitol Federal Financial, Inc.(a)	8,024,394	44,053,923
Cathay General Bancorp(a)	4,478,878	168,943,278
Central Pacific Financial Corp.(a)	1,597,517	33,867,360
City Holding Co.(a)	955,554	101,527,612
Comerica, Inc.(a)	8,151,919	416,073,946
Community Financial System, Inc.(a)	3,415,669	161,253,733
Customers Bancorp, Inc.(a)(b)(c)	1,845,740	88,558,605
CVB Financial Corp.(a)	8,594,426	148,167,904
Dime Community Bancshares, Inc.(a)	2,268,920	46,285,968
Eagle Bancorp, Inc.(a)	1,963,997	37,119,543
FB Financial Corp.	2,283,413	89,121,609
First BanCorp/Puerto Rico(a)	10,705,334	195,800,559
First Bancorp/Southern Pines NC(a)	2,664,780	85,059,778
First Commonwealth Financial Corp.(a)	6,600,783	91,156,813
First Financial Bancorp(a)	6,178,768	137,292,225
First Hawaiian, Inc.(a)	8,282,345	171,941,482
Fulton Financial Corp.(a)	11,764,708	199,764,742
Hanmi Financial Corp.(a)	1,954,150	32,673,388
Heritage Financial Corp.(a)	2,245,354	40,483,733
Hilltop Holdings, Inc.	2,999,387	93,820,825
Hope Bancorp, Inc.(a)	7,825,489	84,045,752
Security	Shares	Value
Banks (continued)
Independent Bank Corp.(a)	2,748,665	$ 139,412,289
Independent Bank Group, Inc.(a)	2,332,361	106,169,073
Lakeland Financial Corp.(a)	1,650,714	101,551,925
National Bank Holdings Corp., Class A(a)	2,448,271	95,604,983
NBT Bancorp, Inc.(a)	3,051,778	117,798,631
Northfield Bancorp, Inc.	334,255	3,168,737
Northwest Bancshares, Inc.(a)	8,244,387	95,222,670
OFG Bancorp(a)	3,042,263	113,932,749
Pacific Premier Bancorp, Inc.(a)	6,241,682	143,371,436
Park National Corp.(a)	931,225	132,550,567
Pathward Financial, Inc.(a)(c)	1,635,697	92,531,379
Preferred Bank	590,912	44,607,947
Provident Financial Services, Inc.	5,007,951	71,864,097
Renasant Corp.(a)	3,646,483	111,363,591
S&T Bancorp, Inc.(a)	2,481,123	82,844,697
Seacoast Banking Corp. of Florida(a)	5,448,138	128,793,982
ServisFirst Bancshares, Inc.(a)	3,178,223	200,831,911
Simmons First National Corp., Class A(a)	8,122,044	142,785,534
Southside Bancshares, Inc.(a)	1,864,215	51,470,976
Stellar Bancorp, Inc.(a)	3,054,790	70,137,978
Tompkins Financial Corp.(a)	811,980	39,705,822
Triumph Financial, Inc.(a)(b)(c)	1,398,606	114,336,041
TrustCo Bank Corp.(a)	1,231,352	35,425,997
Trustmark Corp.(a)	3,961,376	118,999,735
United Community Banks, Inc.(a)	7,732,911	196,879,914
Veritex Holdings, Inc.(a)	3,529,199	74,430,807
WaFd, Inc.(a)	4,377,971	125,122,411
Westamerica BanCorp(a)	1,730,881	83,999,655
WSFS Financial Corp.(a)	3,889,659	182,813,973
		6,909,001,933
Beverages — 0.2%
MGP Ingredients, Inc.(c)	1,012,805	75,352,692
National Beverage Corp.	1,515,260	77,641,922
		152,994,614
Biotechnology — 1.7%
Alkermes PLC(a)(b)(c)	10,962,809	264,203,697
Arcus Biosciences, Inc.(b)(c)	3,536,020	53,853,585
Catalyst Pharmaceuticals, Inc.(a)(b)(c)	7,269,958	112,611,649
Dynavax Technologies Corp.(a)(b)(c)	8,480,637	95,237,554
Ironwood Pharmaceuticals, Inc., Class A(a)(b)	9,063,767	59,095,761
Krystal Biotech, Inc.(a)(b)(c)	1,609,564	295,580,333
Myriad Genetics, Inc.(a)(b)(c)	5,863,644	143,424,732
REGENXBIO, Inc.(a)(b)(c)	2,936,248	34,354,102
Vericel Corp.(a)(b)(c)	3,148,725	144,463,503
Vir Biotechnology, Inc.(b)	5,642,277	50,216,265
Xencor, Inc.(a)(b)(c)	3,995,513	75,635,061
		1,328,676,242
Broadline Retail — 0.2%
Kohl’s Corp.(a)	7,185,089	165,185,196
Building Products — 1.9%
American Woodmark Corp.(a)(b)(c)	1,026,704	80,698,934
Apogee Enterprises, Inc.(a)	1,433,846	90,095,713
Armstrong World Industries, Inc.(a)	2,834,781	321,010,600
AZZ, Inc.(a)	1,924,280	148,650,630
Gibraltar Industries, Inc.(a)(b)(c)	1,974,094	135,324,144
Griffon Corp.	2,407,780	153,760,831
Hayward Holdings, Inc.(b)(c)	8,213,638	101,027,747
Insteel Industries, Inc.(a)(c)	1,261,900	39,068,424
Masterbrand, Inc.(a)(b)(c)	8,228,534	120,794,879

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Quanex Building Products Corp.(a)	2,145,520	$ 59,323,628
Resideo Technologies, Inc.(a)(b)	9,459,821	185,034,099
		1,434,789,629
Capital Markets — 2.3%
Artisan Partners Asset Management, Inc., Class A(a)	4,524,818	186,739,239
B Riley Financial, Inc.(c)	1,115,804	19,682,783
BGC Group, Inc., Class A(c)	18,003,208	149,426,626
Brightsphere Investment Group, Inc.(a)(c)	1,908,598	42,313,618
Cohen & Steers, Inc.	1,711,689	124,200,154
Donnelley Financial Solutions, Inc.(a)(b)(c)	1,614,471	96,254,761
Moelis & Co., Class A	3,164,771	179,948,879
Piper Sandler Cos.(a)	1,012,853	233,128,375
PJT Partners, Inc., Class A(a)(c)	1,429,154	154,220,008
StepStone Group, Inc., Class A(a)	3,379,938	155,105,355
StoneX Group, Inc.(a)(b)(c)	1,766,563	133,039,860
Virtu Financial, Inc., Class A(a)	5,722,088	128,460,876
Virtus Investment Partners, Inc.(a)	434,095	98,040,356
WisdomTree, Inc.	7,233,583	71,684,808
		1,772,245,698
Chemicals — 2.3%
AdvanSix, Inc.(a)	1,737,765	39,829,574
Balchem Corp.(a)	2,100,438	323,362,430
Hawkins, Inc.(a)	1,232,952	112,198,632
HB Fuller Co.(a)	3,530,055	271,673,033
Ingevity Corp.(a)(b)(c)	2,188,959	95,679,398
Innospec, Inc.(a)	1,622,828	200,565,313
Koppers Holdings, Inc.(a)	1,373,673	50,812,164
Mativ Holdings, Inc.(a)	3,519,879	59,697,148
Minerals Technologies, Inc.(a)	2,089,194	173,737,373
Quaker Chemical Corp.	897,454	152,297,944
Sensient Technologies Corp.(a)	2,756,142	204,478,175
Stepan Co.(a)	1,383,331	116,144,471
		1,800,475,655
Commercial Services & Supplies — 2.1%
ABM Industries, Inc.(a)	4,127,966	208,751,241
Brady Corp., Class A, NVS	2,921,987	192,909,582
CoreCivic, Inc.(a)(b)	7,208,456	93,565,759
Deluxe Corp.(a)	2,854,005	64,100,952
Enviri Corp.(a)(b)(c)	5,190,322	44,792,479
GEO Group, Inc. (The)(a)(b)	8,635,322	124,003,224
Healthcare Services Group, Inc.(a)(b)	4,771,954	50,487,273
HNI Corp.(a)	3,064,214	137,950,914
Interface, Inc., Class A(a)(c)	3,773,907	55,400,955
Liquidity Services, Inc.(b)(c)	1,441,816	28,807,484
Matthews International Corp., Class A(a)	1,989,879	49,846,469
MillerKnoll, Inc.(a)	4,641,222	122,945,971
OPENLANE, Inc.(a)(b)(c)	7,016,597	116,405,344
Pitney Bowes, Inc.	7,894,604	40,104,588
UniFirst Corp.(a)	976,147	167,438,495
Vestis Corp.(a)(c)	8,516,435	104,156,000
Viad Corp.(a)(b)	1,369,000	46,546,000
		1,648,212,730
Communications Equipment — 0.8%
Calix, Inc.(a)(b)(c)	3,778,233	133,862,795
Digi International, Inc.(a)(b)(c)	2,356,937	54,044,565
Extreme Networks, Inc.(b)(c)	5,838,562	78,528,659
Harmonic, Inc.(a)(b)(c)	7,560,957	88,992,464
NetScout Systems, Inc.(a)(b)(c)	4,627,368	84,634,561
Security	Shares	Value
Communications Equipment (continued)
Viasat, Inc.(b)(c)	4,872,128	$ 61,876,026
Viavi Solutions, Inc.(a)(b)(c)	14,464,364	99,370,181
		601,309,251
Construction & Engineering — 1.2%
Arcosa, Inc.(a)(c)	3,147,374	262,522,465
Dycom Industries, Inc.(a)(b)	1,884,679	318,058,428
Granite Construction, Inc.(a)	2,860,350	177,255,889
MYR Group, Inc.(a)(b)(c)	1,086,150	147,401,416
		905,238,198
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	1,781,705	79,392,775
Encore Capital Group, Inc.(a)(b)(c)	1,534,815	64,047,830
Enova International, Inc.(a)(b)(c)	1,755,376	109,272,156
EZCORP, Inc., Class A, NVS(b)(c)	3,367,553	35,258,280
Green Dot Corp., Class A(a)(b)	2,961,912	27,990,068
Navient Corp.	5,216,890	75,957,918
PRA Group, Inc.(a)(b)(c)	2,549,844	50,129,933
PROG Holdings, Inc.(a)	2,797,400	97,013,832
World Acceptance Corp.(b)(c)	217,597	26,890,637
		565,953,429
Consumer Staples Distribution & Retail — 0.7%
Andersons, Inc. (The)(a)	2,058,597	102,106,411
Chefs’ Warehouse, Inc. (The)(a)(b)(c)	2,293,399	89,694,835
Grocery Outlet Holding Corp.(a)(b)(c)	6,469,549	143,106,424
PriceSmart, Inc.(a)	1,629,975	132,353,970
SpartanNash Co.(a)	2,233,190	41,894,644
United Natural Foods, Inc.(a)(b)(c)	3,851,262	50,451,532
		559,607,816
Containers & Packaging — 0.5%
Myers Industries, Inc.(a)	2,409,296	32,236,380
O-I Glass, Inc.(a)(b)(c)	10,089,226	112,293,085
Sealed Air Corp.	6,518,957	226,794,514
		371,323,979
Diversified Consumer Services — 1.0%
Adtalem Global Education, Inc.(a)(b)(c)	2,436,309	166,180,637
Frontdoor, Inc.(a)(b)(c)	5,039,783	170,294,268
Mister Car Wash, Inc.(b)(c)	6,003,792	42,746,999
Perdoceo Education Corp.(a)	4,246,236	90,954,375
Strategic Education, Inc.(a)	1,420,617	157,205,477
Stride, Inc.(a)(b)(c)	2,587,923	182,448,572
		809,830,328
Diversified REITs — 0.7%
Alexander & Baldwin, Inc.(a)	4,703,648	79,773,870
American Assets Trust, Inc.(a)	3,156,511	70,642,716
Armada Hoffler Properties, Inc.(a)	4,345,920	48,196,253
Essential Properties Realty Trust, Inc.(a)	11,356,803	314,697,011
Global Net Lease, Inc.	8,682,228	63,814,376
		577,124,226
Diversified Telecommunication Services — 0.4%
Cogent Communications Holdings, Inc.(a)	2,734,354	154,326,940
Consolidated Communications Holdings, Inc.(b)(c)	5,025,483	22,112,125
Lumen Technologies, Inc.(b)	47,061,267	51,767,394
Shenandoah Telecommunications Co.(a)(c)	3,251,665	53,099,689
		281,306,148
Electric Utilities — 0.5%
MGE Energy, Inc.(a)	2,343,721	175,122,833
Otter Tail Corp.(a)	2,708,870	237,269,923
		412,392,756

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment — 0.8%
Encore Wire Corp.(a)(c)	1,022,875	$ 296,459,861
Powell Industries, Inc.(c)	598,126	85,771,268
SunPower Corp.(b)(c)	5,789,592	17,137,192
Sunrun, Inc.(a)(b)(c)	14,360,363	170,313,905
Vicor Corp.(b)(c)	1,466,814	48,639,552
		618,321,778
Electronic Equipment, Instruments & Components — 4.2%
Advanced Energy Industries, Inc.(a)(c)	2,425,694	263,818,479
Arlo Technologies, Inc.(a)(b)(c)	6,366,407	83,017,947
Badger Meter, Inc.(a)	1,904,213	354,850,093
Benchmark Electronics, Inc.(a)	2,335,474	92,157,804
CTS Corp.(a)(c)	1,980,661	100,280,866
ePlus, Inc.(a)(b)(c)	1,726,210	127,187,153
Fabrinet(a)(b)(c)	2,341,545	573,186,801
Insight Enterprises, Inc.(a)(b)(c)	1,792,734	355,606,716
Itron, Inc.(a)(b)(c)	2,971,539	294,063,499
Knowles Corp.(a)(b)(c)	5,814,473	100,357,804
OSI Systems, Inc.(a)(b)(c)	1,016,190	139,746,449
PC Connection, Inc.	734,535	47,157,147
Plexus Corp.(a)(b)(c)	1,774,344	183,076,814
Rogers Corp.(a)(b)(c)	1,087,853	131,205,950
Sanmina Corp.(a)(b)(c)	3,592,546	238,006,173
ScanSource, Inc.(a)(b)(c)	1,601,037	70,941,949
TTM Technologies, Inc.(a)(b)(c)	6,593,723	128,116,038
		3,282,777,682
Energy Equipment & Services — 2.5%
Archrock, Inc.(a)	8,909,872	180,157,612
Bristow Group, Inc.(a)(b)(c)	1,563,787	52,433,778
Cactus, Inc., Class A(a)	4,274,769	225,451,317
Core Laboratories, Inc.(a)(c)	3,038,913	61,659,545
Dril-Quip, Inc.(a)(b)(c)	2,230,278	41,483,171
Helix Energy Solutions Group, Inc.(a)(b)(c)	9,284,165	110,852,930
Helmerich & Payne, Inc.(a)	6,423,725	232,153,421
Liberty Energy, Inc., Class A(a)	9,871,210	206,209,577
Nabors Industries Ltd.(a)(b)(c)	581,063	41,348,443
Oceaneering International, Inc.(a)(b)(c)	6,568,470	155,410,000
Patterson-UTI Energy, Inc.(a)	20,133,397	208,581,993
ProPetro Holding Corp.(b)(c)	5,340,476	46,301,927
RPC, Inc.	5,473,255	34,207,844
Tidewater, Inc.(b)(c)	2,479,824	236,104,043
U.S. Silica Holdings, Inc.(a)(b)(c)	5,062,690	78,218,561
		1,910,574,162
Entertainment — 0.5%
Cinemark Holdings, Inc.(a)(b)(c)	6,912,394	149,445,958
Madison Square Garden Sports Corp., Class A(a)(b)	1,089,094	204,891,254
		354,337,212
Financial Services — 2.0%
EVERTEC, Inc.(a)	4,172,857	138,747,495
HA Sustainable Infrastructure Capital, Inc.(a)	7,360,799	217,879,650
Jackson Financial, Inc., Class A	1,652,947	122,747,844
Mr. Cooper Group, Inc.(a)(b)(c)	4,204,034	341,493,682
NCR Atleos Corp.(a)(b)(c)	4,438,655	119,932,458
NMI Holdings, Inc., Class A(a)(b)(c)	5,200,688	177,031,420
Payoneer Global, Inc.(b)(c)	16,349,489	90,576,169
Radian Group, Inc.	3,139,430	97,636,273
Walker & Dunlop, Inc.(a)	2,198,358	215,878,756
		1,521,923,747
Food Products — 1.2%
B&G Foods, Inc.(a)	5,122,171	41,387,142
Security	Shares	Value
Food Products (continued)
Calavo Growers, Inc.(a)	1,153,351	$ 26,181,068
Cal-Maine Foods, Inc.(a)	2,636,660	161,126,293
Fresh Del Monte Produce, Inc.	2,172,521	47,469,584
Hain Celestial Group, Inc. (The)(a)(b)(c)	5,821,517	40,226,682
J & J Snack Foods Corp.(a)	1,004,745	163,140,446
John B Sanfilippo & Son, Inc.(a)	583,549	56,703,456
Simply Good Foods Co. (The)(a)(b)(c)	5,933,127	214,363,879
Tootsie Roll Industries, Inc.	1,148,220	35,101,085
TreeHouse Foods, Inc.(a)(b)(c)	3,101,187	113,627,492
WK Kellogg Co.	4,284,688	70,525,964
		969,853,091
Gas Utilities — 0.3%
Chesapeake Utilities Corp.(a)	1,442,768	153,221,962
Northwest Natural Holding Co.(a)	2,475,381	89,386,008
		242,607,970
Ground Transportation — 0.8%
ArcBest Corp.(a)(c)	1,518,076	162,555,578
Heartland Express, Inc.	2,970,852	36,630,605
Hertz Global Holdings, Inc.(b)(c)	8,520,632	30,077,831
Marten Transport Ltd.	3,743,097	69,060,140
RXO, Inc.(a)(b)(c)	7,614,680	199,123,882
Werner Enterprises, Inc.(a)	4,108,292	147,200,102
		644,648,138
Health Care Equipment & Supplies — 3.1%
Artivion, Inc.(a)(b)(c)	2,568,969	65,894,055
Avanos Medical, Inc.(a)(b)	2,974,374	59,249,530
CONMED Corp.(a)	1,995,475	138,326,327
Embecta Corp.(a)	3,736,723	46,709,037
Glaukos Corp.(a)(b)(c)	3,268,488	386,825,555
ICU Medical, Inc.(a)(b)(c)	1,326,005	157,463,094
Inari Medical, Inc.(a)(b)(c)	3,352,184	161,407,660
Integer Holdings Corp.(a)(b)(c)	2,170,526	251,325,206
Integra LifeSciences Holdings Corp.(a)(b)(c)	4,441,625	129,428,952
LeMaitre Vascular, Inc.(a)	1,294,262	106,491,877
Merit Medical Systems, Inc.(a)(b)(c)	3,764,261	323,538,233
Omnicell, Inc.(a)(b)(c)	2,975,616	80,549,925
OraSure Technologies, Inc.(b)	334,504	1,424,987
STAAR Surgical Co.(a)(b)(c)	3,182,136	151,501,495
Tandem Diabetes Care, Inc.(a)(b)(c)	4,184,605	168,597,735
UFP Technologies, Inc.(a)(b)(c)	457,196	120,640,309
Varex Imaging Corp.(a)(b)(c)	2,650,147	39,036,665
		2,388,410,642
Health Care Providers & Services — 3.0%
AdaptHealth Corp.(b)(c)	5,061,851	50,618,510
Addus HomeCare Corp.(a)(b)(c)	1,144,478	132,885,341
AMN Healthcare Services, Inc.(a)(b)(c)	2,461,742	126,115,043
Astrana Health, Inc.(a)(b)(c)	2,741,978	111,214,628
CorVel Corp.(b)(c)	586,942	149,241,742
Cross Country Healthcare, Inc.(a)(b)(c)	2,118,011	29,313,272
Enhabit, Inc.(a)(b)(c)	3,249,837	28,988,546
Ensign Group, Inc. (The)(a)(c)	3,657,930	452,449,362
Fulgent Genetics, Inc.(b)(c)	1,318,487	25,868,715
National HealthCare Corp.(a)	878,016	95,176,934
NeoGenomics, Inc.(a)(b)(c)	8,274,219	114,763,418
Owens & Minor, Inc.(a)(b)(c)	4,759,038	64,247,013
Patterson Cos., Inc.(a)	5,166,001	124,603,944
Pediatrix Medical Group, Inc.(a)(b)(c)	5,364,408	40,501,280
Premier, Inc., Class A(a)	6,791,014	126,788,231
Privia Health Group, Inc.(a)(b)(c)	6,725,483	116,888,895
RadNet, Inc.(b)(c)	3,513,849	207,035,983

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Select Medical Holdings Corp.(a)	6,907,663	$ 242,182,665
U.S. Physical Therapy, Inc.(a)	976,249	90,224,933
		2,329,108,455
Health Care REITs — 0.7%
CareTrust REIT, Inc.(a)	9,203,502	231,007,900
Community Healthcare Trust, Inc.(a)	1,586,096	37,098,785
LTC Properties, Inc.(a)	2,816,736	97,177,392
Medical Properties Trust, Inc.(a)(c)	38,891,473	167,622,249
Universal Health Realty Income Trust(a)	824,141	32,256,879
		565,163,205
Health Care Technology — 0.3%
Certara, Inc.(b)(c)	6,981,885	96,699,107
HealthStream, Inc.(a)	1,556,031	43,413,265
Schrodinger, Inc.(a)(b)(c)	3,580,499	69,246,851
Simulations Plus, Inc.(a)(c)	1,035,947	50,367,743
		259,726,966
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT, Inc.(a)	14,698,122	213,710,694
DiamondRock Hospitality Co.(a)	13,609,820	115,002,979
Pebblebrook Hotel Trust(a)(c)	7,807,600	107,354,500
Service Properties Trust(a)	10,740,544	55,206,396
Summit Hotel Properties, Inc.(a)	7,010,387	41,992,218
Sunstone Hotel Investors, Inc.(a)	13,195,427	138,024,166
Xenia Hotels & Resorts, Inc.(a)	6,606,471	94,670,729
		765,961,682
Hotels, Restaurants & Leisure — 2.1%
BJ’s Restaurants, Inc.(a)(b)(c)	1,515,114	52,574,456
Bloomin’ Brands, Inc.(a)	5,602,820	107,742,229
Brinker International, Inc.(a)(b)(c)	2,901,929	210,070,640
Cheesecake Factory, Inc. (The)(a)	3,037,333	119,336,814
Chuy’s Holdings, Inc.(a)(b)(c)	1,116,433	28,937,943
Cracker Barrel Old Country Store, Inc.(a)	1,438,524	60,648,172
Dave & Buster’s Entertainment, Inc.(a)(b)(c)	2,089,487	83,182,477
Dine Brands Global, Inc.(a)	998,176	36,133,971
Golden Entertainment, Inc.	1,406,832	43,766,544
Jack in the Box, Inc.(a)	1,256,398	64,000,914
Monarch Casino & Resort, Inc.	849,764	57,894,421
Papa John’s International, Inc.(a)	2,136,296	100,363,186
Penn Entertainment, Inc.(a)(b)(c)	9,690,121	187,552,292
Sabre Corp.(a)(b)(c)	24,747,498	66,075,820
Shake Shack, Inc., Class A(a)(b)(c)	2,439,429	219,548,610
Six Flags Entertainment Corp.(a)(b)(c)	4,695,148	155,597,205
		1,593,425,694
Household Durables — 3.0%
Cavco Industries, Inc.(a)(b)(c)	502,919	174,095,470
Century Communities, Inc.(a)	1,833,062	149,687,843
Ethan Allen Interiors, Inc.(a)	1,481,925	41,330,888
Green Brick Partners, Inc.(b)(c)	1,630,222	93,313,907
Installed Building Products, Inc.(a)	1,520,714	312,780,456
La-Z-Boy, Inc.(a)	2,762,711	102,993,866
Leggett & Platt, Inc.(a)	8,684,979	99,529,859
LGI Homes, Inc.(a)(b)(c)	1,328,391	118,877,711
M/I Homes, Inc.(a)(b)	1,808,964	220,946,863
Meritage Homes Corp.(a)	2,352,827	380,805,050
Newell Brands, Inc.(a)	24,747,703	158,632,776
Sonos, Inc.(a)(b)(c)	7,962,592	117,527,858
Tri Pointe Homes, Inc.(a)(b)(c)	6,146,579	228,960,068
Worthington Enterprises, Inc.	1,981,943	93,805,362
		2,293,287,977
Security	Shares	Value
Household Products — 0.6%
Central Garden & Pet Co.(a)(b)(c)	617,312	$ 23,766,512
Central Garden & Pet Co., Class A, NVS(b)(c)	3,509,965	115,934,144
Energizer Holdings, Inc.(a)	4,325,471	127,774,413
WD-40 Co.(a)(c)	884,252	194,217,109
		461,692,178
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class A(a)	2,242,822	50,822,347
Clearway Energy, Inc., Class C(a)	5,341,992	131,893,782
		182,716,129
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc.(a)	1,847,599	201,794,763
LXP Industrial Trust(a)	19,067,230	173,893,138
		375,687,901
Insurance — 2.2%
Ambac Financial Group, Inc.(b)	2,217,455	28,427,773
AMERISAFE, Inc.(a)	1,239,210	54,388,927
Assured Guaranty Ltd.(a)	3,349,333	258,401,041
Employers Holdings, Inc.(a)	1,642,821	70,033,459
Genworth Financial, Inc., Class A(a)(b)(c)	28,332,040	171,125,522
Goosehead Insurance, Inc., Class A(a)(b)(c)	1,645,818	94,535,786
HCI Group, Inc.	475,155	43,795,036
Horace Mann Educators Corp.(a)	2,651,446	86,490,169
Lincoln National Corp.	8,036,595	249,938,104
Mercury General Corp.	1,721,993	91,506,708
Palomar Holdings, Inc.(a)(b)(c)	1,614,721	131,034,609
ProAssurance Corp.(a)(b)	3,315,422	40,514,457
Safety Insurance Group, Inc.(a)	962,715	72,232,506
SiriusPoint Ltd.(b)	5,965,125	72,774,525
Stewart Information Services Corp.(a)	1,785,215	110,826,147
Trupanion, Inc.(a)(b)(c)	2,341,534	68,841,100
United Fire Group, Inc.(a)	1,376,821	29,587,883
		1,674,453,752
Interactive Media & Services — 1.1%
Cargurus, Inc., Class A(a)(b)(c)	5,085,182	133,231,768
Cars.com, Inc.(a)(b)(c)	3,984,197	78,488,681
IAC, Inc.(a)(b)(c)	4,556,634	213,478,303
QuinStreet, Inc.(a)(b)	3,402,591	56,448,985
Shutterstock, Inc.	1,556,057	60,219,406
TripAdvisor, Inc.(a)(b)(c)	7,047,228	125,511,131
Yelp, Inc.(a)(b)	4,370,334	161,483,841
		828,862,115
IT Services — 0.7%
DigitalOcean Holdings, Inc.(b)(c)	3,481,930	120,997,067
DXC Technology Co.(a)(b)(c)	11,667,074	222,724,443
Perficient, Inc.(a)(b)	2,277,857	170,360,925
		514,082,435
Leisure Products — 0.4%
Sturm Ruger & Co., Inc.(a)	1,127,514	46,960,958
Topgolf Callaway Brands Corp.(b)(c)	9,157,442	140,108,863
Vista Outdoor, Inc.(a)(b)(c)	3,770,535	141,960,643
		329,030,464
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.(a)(b)(c)	2,384,234	51,094,135
Cytek Biosciences, Inc.(b)(c)	6,209,343	34,648,134
Fortrea Holdings, Inc.(a)(b)(c)	5,786,527	135,057,540
Mesa Laboratories, Inc.(a)(c)	332,025	28,809,809
OmniAb, Inc., 12.50 Earnout Shares(b)(d)	450,637	—
OmniAb, Inc., 15.00 Earnout Shares(b)(d)	450,637	—
		249,609,618

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery — 4.7%
3D Systems Corp.(a)(b)(c)	8,645,922	$ 26,542,981
Alamo Group, Inc.(a)	671,603	116,187,319
Albany International Corp., Class A(a)	2,021,301	170,698,869
Astec Industries, Inc.(a)	1,475,077	43,750,784
Barnes Group, Inc.(a)	3,284,757	136,021,787
Enerpac Tool Group Corp., Class A(a)(c)	3,514,972	134,201,631
Enpro, Inc.(a)	1,363,647	198,506,094
ESCO Technologies, Inc.(a)	1,668,308	175,239,072
Federal Signal Corp.(a)	3,958,331	331,193,555
Franklin Electric Co., Inc.(a)	2,567,322	247,284,455
Greenbrier Cos., Inc. (The)(a)	2,016,986	99,941,656
Hillenbrand, Inc.(a)	4,547,671	181,997,793
John Bean Technologies Corp.(a)(c)	2,071,473	196,727,791
Kennametal, Inc.(a)	5,096,653	119,975,212
Lindsay Corp.(a)	715,181	87,881,441
Mueller Industries, Inc.(a)	7,359,056	419,024,649
Proto Labs, Inc.(a)(b)(c)	1,640,362	50,670,782
SPX Technologies, Inc.(a)(b)(c)	2,994,945	425,701,482
Standex International Corp.(a)	767,926	123,751,275
Tennant Co.(a)	1,231,446	121,223,544
Titan International, Inc.(b)(c)	3,305,219	24,491,673
Trinity Industries, Inc.(a)	5,302,004	158,635,960
Wabash National Corp.(a)	2,917,302	63,713,876
		3,653,363,681
Marine Transportation — 0.4%
Matson, Inc.(a)	2,213,481	289,899,607
Media — 0.7%
AMC Networks, Inc., Class A(a)(b)(c)	2,044,411	19,749,010
Cable One, Inc.(a)	294,900	104,394,600
EchoStar Corp., Class A(a)(b)(c)	7,809,977	139,095,690
John Wiley & Sons, Inc., Class A(a)	2,725,003	110,907,622
Scholastic Corp., NVS(a)	1,649,806	58,518,619
TechTarget, Inc.(a)(b)(c)	1,683,362	52,470,394
Thryv Holdings, Inc.(a)(b)(c)	2,043,098	36,408,006
		521,543,941
Metals & Mining — 2.5%
Alpha Metallurgical Resources, Inc.(a)	749,970	210,389,084
Arch Resources, Inc., Class A(a)	1,173,691	178,670,981
ATI, Inc.(a)(b)(c)	8,061,506	447,010,508
Carpenter Technology Corp.(a)	3,213,676	352,154,616
Century Aluminum Co.(b)(c)	3,363,669	56,341,456
Compass Minerals International, Inc.(a)	2,196,176	22,686,498
Haynes International, Inc.(a)	822,717	48,293,488
Kaiser Aluminum Corp.(a)	1,031,521	90,670,696
Materion Corp.(a)(c)	1,343,106	145,230,052
Metallus, Inc.(a)(b)(c)	2,529,442	51,271,789
Olympic Steel, Inc.(a)	634,810	28,458,532
SunCoke Energy, Inc.(a)	5,447,692	53,387,382
Warrior Met Coal, Inc.	2,470,246	155,057,341
Worthington Steel, Inc.	1,991,409	66,433,404
		1,906,055,827
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Apollo Commercial Real Estate Finance, Inc.(a)(c)	8,474,489	82,965,247
Arbor Realty Trust, Inc.(a)(c)	9,861,728	141,515,797
ARMOUR Residential REIT, Inc.(a)(c)	3,158,918	61,219,831
Blackstone Mortgage Trust, Inc., Class A(a)	11,323,764	197,259,969
Ellington Financial, Inc.(a)	5,510,314	66,564,593
Franklin BSP Realty Trust, Inc.(a)	5,304,801	66,840,493
KKR Real Estate Finance Trust, Inc.(a)	3,772,662	34,142,591
New York Mortgage Trust, Inc.(a)(c)	5,911,195	34,521,379
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
PennyMac Mortgage Investment Trust(a)	5,627,197	$ 77,373,959
Ready Capital Corp.(a)	10,066,824	82,346,620
Redwood Trust, Inc.(a)	8,562,961	55,573,617
Two Harbors Investment Corp.(a)	6,705,529	88,580,038
		988,904,134
Multi-Utilities — 0.3%
Avista Corp.(a)	5,060,881	175,157,091
Unitil Corp.(a)	1,047,610	54,255,722
		229,412,813
Office REITs — 1.0%
Brandywine Realty Trust(a)	11,198,527	50,169,401
Douglas Emmett, Inc.	8,150,864	108,488,000
Easterly Government Properties, Inc.(a)	6,666,739	82,467,561
Highwoods Properties, Inc.(a)	6,867,086	180,398,349
Hudson Pacific Properties, Inc.(a)	8,219,912	39,537,777
JBG SMITH Properties(a)	5,413,169	82,442,564
SL Green Realty Corp.(a)	4,192,742	237,476,907
		780,980,559
Oil, Gas & Consumable Fuels — 2.7%
California Resources Corp.(a)	4,170,421	221,949,806
Comstock Resources, Inc.	6,248,031	64,854,562
CONSOL Energy, Inc.(a)(b)	1,713,548	174,833,302
CVR Energy, Inc.	1,889,057	50,570,056
Dorian LPG Ltd.(a)	2,209,251	92,700,172
Green Plains, Inc.(a)(b)(c)	4,192,452	66,492,289
Magnolia Oil & Gas Corp., Class A(a)	11,721,272	297,017,032
Northern Oil & Gas, Inc.(a)	5,947,175	221,056,495
Par Pacific Holdings, Inc.(b)(c)	2,888,579	72,936,620
Peabody Energy Corp.(a)	6,846,255	151,439,161
REX American Resources Corp.(a)(b)(c)	986,738	44,985,385
SM Energy Co.(a)	7,452,422	322,168,203
Talos Energy, Inc.(a)(b)(c)	10,127,970	123,054,836
Vital Energy, Inc.(b)(c)	1,669,599	74,831,427
World Kinect Corp.(a)	3,883,384	100,191,307
		2,079,080,653
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)(c)	1,080,656	52,379,396
Mercer International, Inc.	2,944,931	25,149,711
Sylvamo Corp.(a)	2,264,810	155,365,966
		232,895,073
Passenger Airlines — 1.0%
Alaska Air Group, Inc.(a)(b)	8,220,396	332,103,998
Allegiant Travel Co.(a)	936,439	47,037,331
JetBlue Airways Corp.(a)(b)(c)	22,036,339	134,201,305
SkyWest, Inc.(a)(b)(c)	2,624,535	215,395,587
Sun Country Airlines Holdings, Inc.(b)(c)	2,456,690	30,856,026
		759,594,247
Personal Care Products — 0.4%
Edgewell Personal Care Co.(a)	3,210,467	129,028,669
Inter Parfums, Inc.	1,161,819	134,805,859
Nu Skin Enterprises, Inc., Class A(a)	3,218,215	33,919,986
USANA Health Sciences, Inc.(b)(c)	715,954	32,389,759
		330,144,273
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(a)(b)(c)	2,471,314	98,852,560
ANI Pharmaceuticals, Inc.(b)(c)	993,511	63,266,780
Collegium Pharmaceutical, Inc.(a)(b)(c)	2,119,787	68,257,141
Corcept Therapeutics, Inc.(a)(b)(c)	5,935,360	192,839,846
Harmony Biosciences Holdings, Inc.(b)(c)	2,060,731	62,172,254

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Innoviva, Inc.(a)(b)(c)	3,560,615	$ 58,394,086
Ligand Pharmaceuticals, Inc.(a)(b)(c)	1,097,999	92,517,396
Organon & Co.(a)	16,660,240	344,866,968
Pacira BioSciences, Inc.(a)(b)(c)	3,015,928	86,285,700
Phibro Animal Health Corp., Class A(a)	1,317,819	22,099,825
Prestige Consumer Healthcare, Inc.(a)(b)(c)	3,252,148	223,910,390
Supernus Pharmaceuticals, Inc.(a)(b)(c)	3,561,767	95,277,267
		1,408,740,213
Professional Services — 1.5%
CSG Systems International, Inc.(a)	1,842,730	75,865,194
Heidrick & Struggles International, Inc.(a)	1,311,981	41,432,360
Kelly Services, Inc., Class A, NVS	2,086,429	44,670,445
Korn Ferry(a)	3,380,452	226,963,547
NV5 Global, Inc.(a)(b)	836,956	77,811,799
Resources Connection, Inc.	354,291	3,911,373
Robert Half, Inc.(a)	6,696,808	428,461,776
Verra Mobility Corp., Class A(a)(b)(c)	10,787,909	293,431,125
		1,192,547,619
Real Estate Management & Development — 0.5%
Cushman & Wakefield PLC(b)(c)	9,772,752	101,636,621
eXp World Holdings, Inc.(c)	5,156,135	58,186,983
Kennedy-Wilson Holdings, Inc.(a)	7,574,557	73,624,694
Marcus & Millichap, Inc.	1,598,299	50,378,384
St. Joe Co. (The)	2,307,938	126,244,209
		410,070,891
Residential REITs — 0.4%
Centerspace(a)	966,242	65,346,946
Elme Communities(a)	5,701,824	90,830,056
NexPoint Residential Trust, Inc.(a)	1,480,607	58,498,783
Veris Residential, Inc.(a)	5,216,055	78,240,825
		292,916,610
Retail REITs — 1.7%
Acadia Realty Trust(a)	6,684,916	119,793,695
Getty Realty Corp.(a)	3,182,124	84,835,426
Macerich Co. (The)(a)	14,071,882	217,269,858
Phillips Edison & Co., Inc.(a)	7,929,545	259,375,417
Retail Opportunity Investments Corp.(a)	8,257,820	102,644,703
Saul Centers, Inc.	839,123	30,854,553
SITE Centers Corp.	10,042,064	145,609,928
Tanger, Inc.(a)	7,084,480	192,060,253
Urban Edge Properties(a)	7,697,664	142,175,854
Whitestone REIT(a)	3,075,337	40,932,735
		1,335,552,422
Semiconductors & Semiconductor Equipment — 3.0%
Alpha & Omega Semiconductor Ltd.(a)(b)(c)	1,506,416	56,294,766
Axcelis Technologies, Inc.(a)(b)(c)	2,107,521	299,668,411
CEVA, Inc.(a)(b)(c)	1,528,006	29,475,236
Cohu, Inc.(a)(b)(c)	3,050,772	100,980,553
Diodes, Inc.(a)(b)(c)	3,007,395	216,321,922
FormFactor, Inc.(a)(b)(c)	4,999,275	302,606,116
Ichor Holdings Ltd.(a)(b)	2,168,954	83,613,177
Kulicke & Soffa Industries, Inc.(a)(c)	3,593,301	176,754,476
MaxLinear, Inc.(a)(b)(c)	4,896,748	98,620,505
PDF Solutions, Inc.(a)(b)(c)	1,990,734	72,422,903
Photronics, Inc.(a)(b)(c)	4,104,687	101,262,628
Semtech Corp.(a)(b)(c)	4,182,951	124,986,576
SiTime Corp.(b)(c)	1,140,954	141,911,859
SMART Global Holdings, Inc.(a)(b)(c)	3,388,562	77,496,413
SolarEdge Technologies, Inc.(a)(b)(c)	3,713,300	93,797,958
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.(a)(b)(c)	2,909,326	$ 142,556,974
Veeco Instruments, Inc.(a)(b)(c)	3,669,362	171,395,899
		2,290,166,372
Software — 3.9%
A10 Networks, Inc.(a)	4,534,854	62,807,728
ACI Worldwide, Inc.(a)(b)(c)	6,830,666	270,426,067
Adeia, Inc.(a)	7,007,031	78,373,642
Agilysys, Inc.(b)(c)	1,308,163	136,232,095
Alarm.com Holdings, Inc.(a)(b)(c)	3,260,147	207,149,740
BlackLine, Inc.(a)(b)(c)	3,323,978	161,046,734
Box, Inc., Class A(a)(b)(c)	9,351,691	247,258,710
DoubleVerify Holdings, Inc.(a)(b)(c)	9,126,446	177,691,904
Envestnet, Inc.(b)(c)	1,836,051	114,918,432
InterDigital, Inc.(a)	1,638,830	191,022,025
LiveRamp Holdings, Inc.(a)(b)(c)	4,287,789	132,664,192
Marathon Digital Holdings, Inc.(a)(b)(c)	17,683,037	351,008,284
N-able, Inc.(b)(c)	4,549,178	69,283,981
NCR Voyix Corp.(a)(b)(c)	8,985,649	110,972,765
Progress Software Corp.(a)	2,799,769	151,915,466
Sprinklr, Inc., Class A(a)(b)(c)	7,763,416	74,684,062
SPS Commerce, Inc.(a)(b)(c)	2,398,994	451,394,711
		2,988,850,538
Specialized REITs — 0.5%
Four Corners Property Trust, Inc.(a)	5,959,488	147,020,569
Outfront Media, Inc.(a)	9,457,578	135,243,365
Safehold, Inc.(c)	2,916,053	56,250,662
Uniti Group, Inc.(a)	15,567,638	45,457,503
		383,972,099
Specialty Retail — 4.6%
Abercrombie & Fitch Co., Class A(a)(b)(c)	3,310,286	588,701,262
Academy Sports & Outdoors, Inc.(a)(c)	4,780,487	254,560,933
Advance Auto Parts, Inc.(a)	3,861,766	244,565,641
American Eagle Outfitters, Inc.(a)	11,980,859	239,137,946
Asbury Automotive Group, Inc.(a)(b)(c)	1,306,786	297,777,326
Boot Barn Holdings, Inc.(a)(b)(c)	1,969,348	253,908,038
Buckle, Inc. (The)	1,916,326	70,789,082
Caleres, Inc.(a)	2,142,445	71,986,152
Designer Brands, Inc., Class A(a)(c)	2,879,176	19,664,772
Foot Locker, Inc.(a)	5,326,213	132,729,228
Group 1 Automotive, Inc.(a)(c)	856,025	254,479,112
Guess?, Inc.(c)	1,766,730	36,041,292
Haverty Furniture Cos., Inc.(a)	862,761	21,819,226
Hibbett, Inc.(a)	774,165	67,514,930
Leslie’s, Inc.(a)(b)(c)	11,970,537	50,156,550
MarineMax, Inc.(a)(b)(c)	1,314,965	42,565,417
Monro, Inc.(a)	1,937,482	46,228,321
National Vision Holdings, Inc.(a)(b)(c)	5,090,431	66,633,742
ODP Corp. (The)(a)(b)(c)	2,070,012	81,289,371
Sally Beauty Holdings, Inc.(a)(b)(c)	6,707,273	71,969,039
Shoe Carnival, Inc.(c)	1,160,309	42,803,799
Signet Jewelers Ltd.(a)(c)	2,893,002	259,155,119
Sonic Automotive, Inc., Class A	963,251	52,468,282
Upbound Group, Inc.(a)	2,902,437	89,104,816
Urban Outfitters, Inc.(b)(c)	3,674,114	150,822,380
Victoria’s Secret & Co.(a)(b)(c)	5,072,310	89,627,718
		3,596,499,494
Technology Hardware, Storage & Peripherals — 0.1%
Corsair Gaming, Inc.(b)(c)	2,827,723	31,218,062
Xerox Holdings Corp.(a)	7,403,705	86,031,052
		117,249,114

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
G-III Apparel Group Ltd.(a)(b)(c)	2,593,042	$ 70,193,647
Hanesbrands, Inc.(a)(b)	22,777,051	112,290,861
Kontoor Brands, Inc.(a)	3,239,560	214,296,894
Movado Group, Inc.(a)	1,013,605	25,198,220
Oxford Industries, Inc.(a)	952,497	95,392,575
Steven Madden Ltd.(a)	4,500,555	190,373,477
VF Corp.(a)	21,410,407	289,040,495
Wolverine World Wide, Inc.(a)	5,179,073	70,021,067
		1,066,807,236
Tobacco — 0.2%
Universal Corp.(a)	1,592,234	76,729,756
Vector Group Ltd.(a)	8,669,503	91,636,647
		168,366,403
Trading Companies & Distributors — 1.5%
Air Lease Corp., Class A(a)	6,709,603	318,907,431
Boise Cascade Co.(a)	2,557,578	304,914,449
DNOW, Inc.(a)(b)(c)	6,919,747	95,008,126
DXP Enterprises, Inc.(a)(b)(c)	846,287	38,793,796
GMS, Inc.(a)(b)(c)	2,580,706	208,030,711
Rush Enterprises, Inc., Class A(a)	4,010,322	167,912,182
		1,133,566,695
Water Utilities — 0.7%
American States Water Co.(a)	2,411,891	175,030,930
California Water Service Group(a)	3,741,603	181,430,329
Middlesex Water Co.(a)	1,155,252	60,373,470
SJW Group(a)	1,900,447	103,042,236
		519,876,965
Security	Shares	Value
Wireless Telecommunication Services — 0.2%
Gogo, Inc.(b)(c)	3,953,199	$ 38,029,774
Telephone & Data Systems, Inc.(a)	6,386,552	132,393,223
		170,422,997
Total Long-Term Investments — 98.0% (Cost: $66,690,004,345)		75,859,763,004
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(a)(e)(f)	4,570,665,765	4,572,494,031
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(a)(e)	1,442,558,869	1,442,558,869
Total Short-Term Securities — 7.8% (Cost: $6,012,875,747)		6,015,052,900
Total Investments — 105.8% (Cost: $72,702,880,092)		81,874,815,904
Liabilities in Excess of Other Assets — (5.8)%		(4,462,697,681)
Net Assets — 100.0%		$ 77,412,118,223
(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
3D Systems Corp.	$ 40,138,763	$ 828,562	$ (2,222,454)	$ (4,585,404)	$ (7,616,486)	$ 26,542,981	8,645,922	$ —	$ —
A10 Networks, Inc.	64,830,610	1,669,781	(4,437,256)	(162,030)	906,623	62,807,728	4,534,854	282,338	—
AAON, Inc.(a)	401,191,982	5,179,551	(362,569,155)	186,771,023	(230,573,401)	—	—	—	—
AAR Corp.	134,187,170	3,675,493	(10,264,614)	1,973,830	26,382,852	155,954,731	2,145,182	—	—
Abercrombie & Fitch Co., Class A	426,616,928	10,955,639	(26,348,315)	11,910,089	165,566,921	588,701,262	3,310,286	—	—
ABM Industries, Inc.	189,430,417	4,703,460	(10,721,902)	1,880,595	23,458,671	208,751,241	4,127,966	951,002	—
Academy Sports & Outdoors, Inc.	338,208,644	6,508,333	(19,066,000)	415,758	(71,505,802)	254,560,933	4,780,487	545,639	—
Acadia Realty Trust	118,094,664	2,961,959	(7,358,471)	(2,911,041)	9,006,584	119,793,695	6,684,916	1,200,979	—
ACI Worldwide, Inc.	244,471,131	5,555,020	(24,815,308)	4,518,499	40,696,725	270,426,067	6,830,666	—	—
Addus HomeCare Corp.	111,713,640	14,259,159	(6,906,141)	1,415,479	12,403,204	132,885,341	1,144,478	—	—
Adeia, Inc.	76,516,779	—	—	—	1,856,863	78,373,642	7,007,031	350,352	—
Adtalem Global Education, Inc.	136,044,749	3,676,198	(17,243,603)	5,169,764	38,533,529	166,180,637	2,436,309	—	—
ADTRAN Holdings, Inc.(a)	26,105,510	532,784	(25,735,055)	(61,298,886)	60,395,647	—	—	—	—
Advance Auto Parts, Inc.	339,650,520	6,933,514	(15,721,900)	252,082	(86,548,575)	244,565,641	3,861,766	996,515	—
Advanced Energy Industries, Inc.	256,757,392	5,451,975	(15,236,910)	2,716,814	14,129,208	263,818,479	2,425,694	250,431	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
AdvanSix, Inc.	$ 52,228,519	$ 1,290,521	$ (3,316,798)	$ (929,327)	$ (9,443,341)	$ 39,829,574	1,737,765	$ 290,574	$ —
AeroVironment, Inc.	289,734,914	7,068,181	(21,892,887)	6,704,042	48,296,819	329,911,069	1,811,106	—	—
Agilysys, Inc.(b)	115,408,563	2,650,460	(8,435,214)	2,739,466	(67,913,724)	N/A	N/A	—	—
Air Lease Corp., Class A	358,689,114	7,040,995	(19,383,695)	(52,706)	(27,386,277)	318,907,431	6,709,603	1,455,988	—
Alamo Group, Inc.	159,303,329	3,208,366	(7,896,567)	759,567	(39,187,376)	116,187,319	671,603	180,880	—
Alarm.com Holdings, Inc.	244,650,169	5,519,597	(12,791,454)	(315,889)	(29,912,683)	207,149,740	3,260,147	—	—
Alaska Air Group, Inc.	366,060,323	8,500,615	(20,755,396)	1,114,058	(22,815,602)	332,103,998	8,220,396	—	—
Albany International Corp., Class A	197,035,295	4,213,522	(11,541,616)	849,250	(19,857,582)	170,698,869	2,021,301	545,489	—
Alexander & Baldwin, Inc.	81,114,519	1,770,276	(5,373,384)	(1,402,099)	3,664,558	79,773,870	4,703,648	1,083,140	—
Alkermes PLC	305,075,002	6,212,633	(13,849,812)	(1,123,275)	(32,110,851)	264,203,697	10,962,809	—	—
Allegiant Travel Co.	73,157,820	1,254,745	(3,293,649)	(4,648,725)	(19,432,860)	47,037,331	936,439	578,009	—
Alpha & Omega Semiconductor Ltd.	34,202,796	1,042,904	(2,345,877)	(365,797)	23,760,740	56,294,766	1,506,416	—	—
Alpha Metallurgical Resources, Inc.	264,412,751	5,603,448	(19,717,306)	(162,693)	(39,747,116)	210,389,084	749,970	—	—
AMC Networks, Inc., Class A	24,968,356	362,507	(538,138)	36,073	(5,079,788)	19,749,010	2,044,411	—	—
American Assets Trust, Inc.	72,317,307	1,579,562	(4,660,493)	(2,371,114)	3,777,454	70,642,716	3,156,511	1,097,983	—
American Axle & Manufacturing Holdings, Inc.	58,372,587	1,519,226	(3,703,148)	(2,871,006)	(75,269)	53,242,390	7,616,937	—	—
American Eagle Outfitters, Inc.	323,400,488	6,344,142	(17,923,862)	2,199,786	(74,882,608)	239,137,946	11,980,859	1,566,493	—
American Equity Investment Life Holding Co.(a)	237,031,953	2,699,524	(241,403,983)	102,729,246	(101,056,740)	—	—	1,608,040	—
American States Water Co.	180,425,468	4,306,747	(10,329,540)	(376,420)	1,004,675	175,030,930	2,411,891	1,068,343	—
American Woodmark Corp.	110,597,134	2,036,808	(7,085,784)	405,654	(25,254,878)	80,698,934	1,026,704	—	—
Ameris Bancorp	208,183,978	15,675	(4,957,147)	220,516	7,983,616	211,446,638	4,199,536	629,930	—
AMERISAFE, Inc.	64,964,180	1,140,258	(3,631,170)	(933,336)	(7,151,005)	54,388,927	1,239,210	470,392	—
AMN Healthcare Services, Inc.	159,966,403	3,405,963	(8,668,487)	(2,291,248)	(26,297,588)	126,115,043	2,461,742	—	—
Amphastar Pharmaceuticals, Inc.	111,383,775	2,520,255	(5,203,138)	245,504	(10,093,836)	98,852,560	2,471,314	—	—
Andersons, Inc. (The)	122,629,580	2,914,715	(6,961,317)	906,776	(17,383,343)	102,106,411	2,058,597	—	—
Anywhere Real Estate, Inc.(a)	46,360,549	521,081	(25,187,544)	(34,503,698)	12,809,612	—	—	—	—
Apogee Enterprises, Inc.	88,313,909	2,462,610	(5,912,926)	920,965	4,311,155	90,095,713	1,433,846	371,191	—
Apollo Commercial Real Estate Finance, Inc.	98,659,427	1,958,622	(5,820,211)	(2,630,026)	(9,202,565)	82,965,247	8,474,489	2,959,961	—
Apple Hospitality REIT, Inc.	235,995,243	11,122,873	(6,897,150)	(392,909)	(26,117,363)	213,710,694	14,698,122	3,461,318	—
Arbor Realty Trust, Inc.	130,667,896	—	—	—	10,847,901	141,515,797	9,861,728	4,240,543	—
ArcBest Corp.	227,715,000	4,816,961	(13,529,591)	1,666,675	(58,113,467)	162,555,578	1,518,076	191,055	—
Arch Resources, Inc., Class A	199,470,286	5,006,091	(15,082,789)	(740,666)	(9,981,941)	178,670,981	1,173,691	1,368,550	—
Archrock, Inc.	182,923,270	3,989,197	(11,402,237)	2,786,321	1,861,061	180,157,612	8,909,872	1,524,370	—
Arcosa, Inc.	282,727,707	5,710,825	(17,803,198)	3,634,544	(11,747,413)	262,522,465	3,147,374	164,705	—
Arlo Technologies, Inc.	81,276,705	1,938,980	(2,644,863)	871,579	1,575,546	83,017,947	6,366,407	—	—
Armada Hoffler Properties, Inc.	47,491,964	1,150,701	(3,532,114)	(829,514)	3,915,216	48,196,253	4,345,920	886,550	—
ARMOUR Residential REIT, Inc.	65,625,863	1,434,446	(4,570,034)	(9,616,877)	8,346,433	61,219,831	3,158,918	2,370,882	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Armstrong World Industries, Inc.	$ 370,612,482	$ 7,109,282	$ (24,152,898)	$ 2,346,259	$ (34,904,525)	$ 321,010,600	2,834,781	$ 832,250	$ —
Artisan Partners Asset Management, Inc., Class A	210,773,276	—	(3,282,576)	(297,920)	(20,453,541)	186,739,239	4,524,818	2,809,082	—
Artivion, Inc.	55,906,434	1,169,752	(2,805,653)	184,756	11,438,766	65,894,055	2,568,969	—	—
Asbury Automotive Group, Inc.	327,638,238	6,447,494	(25,325,988)	5,257,322	(16,239,740)	297,777,326	1,306,786	—	—
Assured Guaranty Ltd.	320,280,790	6,031,190	(30,690,243)	6,251,130	(43,471,826)	258,401,041	3,349,333	1,132,560	—
Astec Industries, Inc.	67,137,118	1,276,873	(3,201,707)	(1,446,071)	(20,015,429)	43,750,784	1,475,077	198,991	—
Astrana Health, Inc.	119,433,375	2,517,462	(6,693,866)	(5,365,979)	1,323,636	111,214,628	2,741,978	—	—
ATI, Inc.	440,845,464	10,653,528	(40,629,590)	12,255,509	23,885,597	447,010,508	8,061,506	—	—
Atlantic Union Bankshares Corp.	172,030,744	31,015,749	(1,126,896)	(143,914)	(10,907,919)	190,867,764	5,810,282	1,870,877	—
Avanos Medical, Inc.	62,437,222	1,389,671	(4,528,645)	(3,351,191)	3,302,473	59,249,530	2,974,374	—	—
Avista Corp.	181,775,337	2,609,006	(7,004,067)	(2,221,671)	(1,514)	175,157,091	5,060,881	2,472,210	—
Axcelis Technologies, Inc.	246,790,637	5,554,653	(19,430,343)	4,619,096	62,134,368	299,668,411	2,107,521	—	—
Axos Financial, Inc.	184,564,001	2,534,175	(9,453,919)	2,255,291	7,818,199	187,717,747	3,284,650	—	—
AZZ, Inc.	130,942,421	22,880,259	(6,264,828)	1,343,016	(250,238)	148,650,630	1,924,280	287,469	—
B&G Foods, Inc.	60,938,752	1,411,668	(3,249,069)	(4,340,548)	(13,373,661)	41,387,142	5,122,171	971,211	—
Badger Meter, Inc.	320,684,928	7,771,360	(22,184,833)	6,804,842	41,773,796	354,850,093	1,904,213	532,059	—
Balchem Corp.	337,370,931	6,704,844	(18,218,287)	2,990,738	(5,485,796)	323,362,430	2,100,438	—	—
Banc of California, Inc.	142,775,981	3,018,215	(8,122,396)	(1,653,723)	(21,074,054)	114,944,023	8,994,055	929,849	—
Bancorp, Inc. (The)	119,020,466	—	(7,038,137)	1,784,458	12,750,132	126,516,919	3,350,554	—	—
Bank of Hawaii Corp.	164,414,620	—	(3,690,379)	1,053,892	(14,784,304)	146,993,829	2,569,373	1,844,690	—
BankUnited, Inc.	138,128,788	—	(2,646,100)	437,548	5,709,684	141,629,920	4,838,740	1,430,620	—
Banner Corp.	109,299,984	—	(2,192,617)	(650,197)	4,231,045	110,688,215	2,229,819	1,093,000	—
Barnes Group, Inc.	127,508,496	2,804,093	(8,449,100)	(1,874,420)	16,032,718	136,021,787	3,284,757	544,845	—
Benchmark Electronics, Inc.	72,706,217	2,233,420	(5,484,735)	1,172,717	21,530,185	92,157,804	2,335,474	384,579	—
Berkshire Hills Bancorp, Inc.	65,145,745	—	(1,929,612)	(1,980,642)	1,496,064	62,731,555	2,751,384	511,616	—
BioLife Solutions, Inc.	44,461,976	1,123,495	(1,384,672)	(299,421)	7,192,757	51,094,135	2,384,234	—	—
BJ’s Restaurants, Inc.	56,788,309	1,460,564	(3,316,963)	(278,349)	(2,079,105)	52,574,456	1,515,114	—	—
BlackLine, Inc.	221,795,489	4,805,284	(9,930,355)	(2,350,559)	(53,273,125)	161,046,734	3,323,978	—	—
BlackRock Cash Funds: Institutional, SL Agency Shares	4,168,842,834	404,067,216(c)	—	(84,794)	(331,225)	4,572,494,031	4,570,665,765	6,375,436(d)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,650,477,675	—	(207,918,806)(c)	—	—	1,442,558,869	1,442,558,869	20,758,116	—
Blackstone Mortgage Trust, Inc., Class A	231,674,194	4,784,196	(10,310,264)	(2,072,626)	(26,815,531)	197,259,969	11,323,764	7,008,228	—
Bloomin’ Brands, Inc.	168,157,121	3,411,266	(8,624,463)	(1,251,363)	(53,950,332)	107,742,229	5,602,820	1,400,256	—
Boise Cascade Co.	410,039,603	7,964,164	(22,371,222)	3,910,205	(94,628,301)	304,914,449	2,557,578	531,704	—
Boot Barn Holdings, Inc.	194,716,578	5,491,795	(15,060,657)	5,552,858	63,207,464	253,908,038	1,969,348	—	—
Box, Inc., Class A	274,622,552	6,250,287	(15,199,388)	(1,289,763)	(17,124,978)	247,258,710	9,351,691	—	—
Brandywine Realty Trust	55,576,656	634,001	(2,359,413)	(3,183,051)	(498,792)	50,169,401	11,198,527	1,736,770	—
Brightsphere Investment Group, Inc.	50,100,613	1,130,652	(7,409,234)	1,257,300	(2,765,713)	42,313,618	1,908,598	21,762	—
Brinker International, Inc.	148,806,405	3,816,280	(9,777,530)	3,491,872	63,733,613	210,070,640	2,901,929	—	—
Bristow Group, Inc.	44,244,635	1,368,482	(3,316,809)	179,340	9,958,130	52,433,778	1,563,787	—	—
Brookline Bancorp, Inc.	58,926,806	471,920	(1,598,514)	(1,952,373)	(7,613,930)	48,233,909	5,776,516	806,204	—
Cable One, Inc.	—	122,781,946	(5,824,476)	(351,947)	(12,210,923)	104,394,600	294,900	902,154	—
Cactus, Inc., Class A	—	215,272,628	(916,945)	9,345	11,086,289	225,451,317	4,274,769	—	—
Calavo Growers, Inc.	33,535,384	789,682	(2,073,064)	(2,839,871)	(3,231,063)	26,181,068	1,153,351	—	—
Caleres, Inc.	92,489,498	2,156,984	(5,992,519)	782,576	(17,450,387)	71,986,152	2,142,445	157,210	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
California Resources Corp.	$ 240,636,797	$ 5,160,209	$ (14,751,622)	$ (151,283)	$ (8,944,295)	$ 221,949,806	4,170,421	$ 1,342,926	$ —
California Water Service Group	181,161,610	4,187,099	(11,647,104)	(1,089,086)	8,817,810	181,430,329	3,741,603	1,086,207	—
Calix, Inc.	131,656,972	2,730,340	(9,352,824)	125,290	8,703,017	133,862,795	3,778,233	—	—
Cal-Maine Foods, Inc.	161,995,100	4,158,527	(10,880,394)	1,163,553	4,689,507	161,126,293	2,636,660	2,723,859	—
Capitol Federal Financial, Inc.	50,037,138	556,547	(2,495,740)	(2,103,516)	(1,940,506)	44,053,923	8,024,394	707,413	—
CareTrust REIT, Inc.	214,785,921	17,608,565	(7,883,350)	1,687,319	4,809,445	231,007,900	9,203,502	2,664,333	—
Cargurus, Inc., Class A	133,562,229	3,108,369	(20,712,899)	2,085,168	15,188,901	133,231,768	5,085,182	—	—
Carpenter Technology Corp.	238,329,540	6,819,665	(18,724,195)	6,886,532	118,843,074	352,154,616	3,213,676	663,454	—
Cars.com, Inc.	71,846,245	1,678,454	(5,400,325)	307,585	10,056,722	78,488,681	3,984,197	—	—
Catalyst Pharmaceuticals, Inc.	120,580,314	2,334,041	(6,922,816)	77,801	(3,457,691)	112,611,649	7,269,958	—	—
Cathay General Bancorp	166,360,187	3,046,133	—	—	(463,042)	168,943,278	4,478,878	1,522,819	—
Cavco Industries, Inc.	209,205,210	4,530,301	(12,126,947)	2,428,898	(29,941,992)	174,095,470	502,919	—	—
Centerspace	58,274,858	1,478,389	(5,011,991)	(776,821)	11,382,511	65,346,946	966,242	723,181	—
Central Garden & Pet Co.	27,644,281	502,665	(1,622,242)	196,474	(2,954,666)	23,766,512	617,312	—	—
Central Pacific Financial Corp.	31,550,961	—	—	—	2,316,399	33,867,360	1,597,517	415,354	—
Century Communities, Inc.	184,307,376	3,721,514	(9,887,483)	1,694,136	(30,147,700)	149,687,843	1,833,062	494,006	—
Cerence, Inc.(a)	44,565,995	378,570	(9,546,056)	(75,386,085)	39,987,576	—	—	—	—
CEVA, Inc.	36,252,382	632,959	(1,962,159)	(1,427,156)	(4,020,790)	29,475,236	1,528,006	—	—
Chatham Lodging Trust(a)	33,462,988	625,364	(27,945,687)	(25,284,316)	19,141,651	—	—	—	—
Cheesecake Factory, Inc. (The)	114,054,371	2,773,201	(7,423,332)	929,111	9,003,463	119,336,814	3,037,333	848,398	—
Chefs’ Warehouse, Inc. (The)	89,802,643	1,896,000	(5,391,030)	511,044	2,876,178	89,694,835	2,293,399	—	—
Chesapeake Utilities Corp.	161,134,020	3,590,192	(9,773,179)	23,715	(1,752,786)	153,221,962	1,442,768	951,570	—
Chuy’s Holdings, Inc.	39,656,159	1,044,320	(2,598,907)	(326,478)	(8,837,151)	28,937,943	1,116,433	—	—
Cinemark Holdings, Inc.	128,753,594	3,457,016	(8,198,563)	897,433	24,536,478	149,445,958	6,912,394	—	—
City Holding Co.	102,477,442	—	(2,862,416)	900,764	1,011,822	101,527,612	955,554	703,045	—
Clearwater Paper Corp.	49,072,013	1,209,057	(3,213,243)	488,598	4,822,971	52,379,396	1,080,656	—	—
Clearway Energy, Inc., Class A	50,443,789	1,254,167	(3,648,782)	52,511	2,720,662	50,822,347	2,242,822	954,363	—
Clearway Energy, Inc., Class C	114,319,172	15,672,649	(7,159,053)	193,512	8,867,502	131,893,782	5,341,992	2,271,230	—
Cogent Communications Holdings, Inc.	185,461,025	4,101,228	(9,596,896)	231,089	(25,869,506)	154,326,940	2,734,354	2,754,732	—
Cohu, Inc.	107,492,550	2,119,623	(7,656,939)	35,156	(1,009,837)	100,980,553	3,050,772	—	—
Collegium Pharmaceutical, Inc.	85,512,929	2,051,532	(4,742,678)	527,040	(15,091,682)	68,257,141	2,119,787	—	—
Comerica, Inc.	—	389,707,286	—	—	26,366,660	416,073,946	8,151,919	—	—
Community Financial System, Inc.(e)	169,987,632	—	(5,409,393)	(2,814,626)	(509,880)	161,253,733	3,415,669	1,592,639	—
Community Healthcare Trust, Inc.	43,689,432	976,911	(2,382,090)	(1,279,366)	(3,906,102)	37,098,785	1,586,096	752,365	—
Compass Minerals International, Inc.	36,124,701	763,590	(1,947,942)	(3,981,739)	(8,272,112)	22,686,498	2,196,176	—	—
CONMED Corp.	166,319,593	3,774,385	(9,333,658)	(3,774,436)	(18,659,557)	138,326,327	1,995,475	411,268	—
CONSOL Energy, Inc.	150,719,419	3,560,354	(11,755,551)	6,651,419	25,657,661	174,833,302	1,713,548	—	—
Corcept Therapeutics, Inc.	154,327,618	3,422,484	(9,017,263)	1,980,160	42,126,847	192,839,846	5,935,360	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Core Laboratories, Inc.	$ 53,906,000	$ 1,512,109	$ (3,656,183)	$ (727,206)	$ 10,624,825	$ 61,659,545	3,038,913	$ 31,407	$ —
CoreCivic, Inc.	120,375,922	2,629,618	(8,578,347)	(663,677)	(20,197,757)	93,565,759	7,208,456	—	—
Cracker Barrel Old Country Store, Inc.	109,535,744	2,028,559	(5,402,774)	(4,474,624)	(41,038,733)	60,648,172	1,438,524	1,942,335	—
Cross Country Healthcare, Inc.	41,907,491	895,869	(2,615,622)	(794,419)	(10,080,047)	29,313,272	2,118,011	—	—
CSG Systems International, Inc.	98,425,216	2,248,380	(5,106,975)	(457,800)	(19,243,627)	75,865,194	1,842,730	569,944	—
CTS Corp.	98,474,562	2,382,232	(8,616,690)	1,967,182	6,073,580	100,280,866	1,980,661	79,070	—
Customers Bancorp, Inc.	101,367,522	1,617,023	(4,585,910)	481,731	(10,321,761)	88,558,605	1,845,740	—	—
CVB Financial Corp.	156,554,438	4,872,131	(7,716,716)	(1,523,029)	(4,018,920)	148,167,904	8,594,426	1,758,153	—
Cytek Biosciences, Inc.(b)	44,984,430	971,532	(3,822,264)	(2,936,551)	26,272,755	N/A	N/A	—	—
Dana, Inc.	110,753,068	2,746,349	(7,282,038)	(1,422,123)	(3,481,607)	101,313,649	8,359,212	864,231	—
Dave & Buster’s Entertainment, Inc.	135,937,089	3,079,941	(6,506,552)	995,170	(50,323,171)	83,182,477	2,089,487	—	—
Deluxe Corp.	60,961,307	1,623,335	(3,887,629)	(848,444)	6,252,383	64,100,952	2,854,005	880,985	—
Designer Brands, Inc., Class A	31,716,095	704,546	(894,436)	(431,775)	(11,429,658)	19,664,772	2,879,176	143,920	—
DiamondRock Hospitality Co.	136,062,147	2,902,699	(7,459,574)	(1,514,375)	(14,987,918)	115,002,979	13,609,820	407,507	—
Digi International, Inc.	78,434,480	1,486,364	(3,872,710)	74,891	(22,078,460)	54,044,565	2,356,937	—	—
Dime Community Bancshares, Inc.	45,186,213	404,800	(1,835,194)	(1,214,778)	3,744,927	46,285,968	2,268,920	592,039	—
Dine Brands Global, Inc.	48,734,326	1,033,316	(3,005,510)	(2,159,804)	(8,468,357)	36,133,971	998,176	530,585	—
Diodes, Inc.	218,729,916	5,833,048	(12,703,820)	1,051,295	3,411,483	216,321,922	3,007,395	—	—
DNOW, Inc.	109,719,194	2,134,304	(6,192,068)	1,010,666	(11,663,970)	95,008,126	6,919,747	—	—
Donnelley Financial Solutions, Inc.	104,157,515	2,627,702	(6,461,894)	1,307,874	(5,376,436)	96,254,761	1,614,471	—	—
Dorian LPG Ltd.	89,039,592	2,356,809	(6,812,925)	1,481,193	6,635,503	92,700,172	2,209,251	2,293,521	—
Dorman Products, Inc.	184,483,809	4,248,894	(14,041,043)	369,101	(9,636,379)	165,424,382	1,808,312	—	—
DoubleVerify Holdings, Inc.	330,969,132	5,866,678	(12,027,984)	(4,492,932)	(142,622,990)	177,691,904	9,126,446	—	—
Dril-Quip, Inc.	52,021,387	1,307,355	(2,721,950)	(1,881,290)	(7,242,331)	41,483,171	2,230,278	—	—
DXC Technology Co.	261,941,846	5,195,469	(17,988,322)	(1,739,154)	(24,685,396)	222,724,443	11,667,074	—	—
DXP Enterprises, Inc.	48,388,486	1,292,670	(3,947,112)	804,839	(7,745,087)	38,793,796	846,287	—	—
Dycom Industries, Inc.	284,371,540	6,289,134	(22,192,747)	6,067,629	43,522,872	318,058,428	1,884,679	—	—
Dynavax Technologies Corp.	108,897,787	2,120,825	(5,561,171)	(312,941)	(9,906,946)	95,237,554	8,480,637	—	—
Eagle Bancorp, Inc.	46,756,352	572,930	(985,542)	(2,032,392)	(7,191,805)	37,119,543	1,963,997	895,716	—
Easterly Government Properties, Inc.	73,901,601	4,635,343	(1,561,782)	(852,514)	6,344,913	82,467,561	6,666,739	1,699,305	—
EchoStar Corp., Class A	116,518,688	3,174,193	(9,204,571)	(282,925)	28,890,305	139,095,690	7,809,977	—	—
Edgewell Personal Care Co.	130,314,327	3,278,645	(9,669,609)	197,769	4,907,537	129,028,669	3,210,467	503,814	—
Ellington Financial, Inc.	63,431,203	4,099,441	(2,366,454)	(40,385)	1,440,788	66,564,593	5,510,314	2,100,619	—
Elme Communities	83,013,576	2,152,070	(6,032,831)	(2,557,346)	14,254,587	90,830,056	5,701,824	1,060,278	—
Embecta Corp.	51,766,934	1,320,701	(3,331,993)	(3,208,200)	161,595	46,709,037	3,736,723	581,477	—
Employers Holdings, Inc.	77,506,103	—	(2,722,955)	(20,912)	(4,728,777)	70,033,459	1,642,821	512,268	—
Encore Capital Group, Inc.	72,864,940	1,516,738	(4,188,912)	71,375	(6,216,311)	64,047,830	1,534,815	—	—
Encore Wire Corp.	279,963,447	6,620,565	(18,875,612)	6,738,597	22,012,864	296,459,861	1,022,875	21,303	—
Energizer Holdings, Inc.	132,741,368	3,004,368	(8,321,366)	(978,786)	1,328,829	127,774,413	4,325,471	1,346,431	—
Enerpac Tool Group Corp., Class A	130,735,444	3,245,928	(8,959,378)	1,775,916	7,403,721	134,201,631	3,514,972	—	—
Enhabit, Inc.	39,567,070	638,604	(1,920,490)	(1,941,836)	(7,354,802)	28,988,546	3,249,837	—	—
Enova International, Inc.	123,538,671	—	(12,838,976)	5,998,988	(7,426,527)	109,272,156	1,755,376	—	—
Enpro, Inc.	238,291,764	4,918,861	(11,936,600)	1,929,790	(34,697,721)	198,506,094	1,363,647	421,476	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Ensign Group, Inc. (The)	$ 472,263,109	$ 10,469,350	$ (27,014,328)	$ 7,058,645	$ (10,327,414)	$ 452,449,362	3,657,930	$ 219,109	$ —
Enviri Corp.	49,491,243	894,579	(2,803,903)	(2,211,523)	(577,917)	44,792,479	5,190,322	—	—
ePlus, Inc.	141,335,872	3,517,197	(8,898,097)	1,171,400	(9,939,219)	127,187,153	1,726,210	—	—
ESCO Technologies, Inc.	187,009,178	3,778,641	(11,925,277)	1,456,099	(5,079,569)	175,239,072	1,668,308	—	—
Essential Properties Realty Trust, Inc.	280,910,288	30,388,528	(8,261,871)	620,768	11,039,298	314,697,011	11,356,803	3,287,850	—
Ethan Allen Interiors, Inc.	53,540,771	1,531,167	(3,375,820)	9,120	(10,374,350)	41,330,888	1,481,925	599,662	—
EVERTEC, Inc.	174,163,939	3,646,928	(10,178,485)	660,384	(29,545,271)	138,747,495	4,172,857	217,254	—
EW Scripps Co. (The), Class A, NVS(a)	15,629,783	—	(13,012,784)	(49,687,334)	47,070,335	—	—	—	—
Fabrinet	463,452,278	11,421,212	(37,517,457)	11,989,431	123,841,337	573,186,801	2,341,545	—	—
FB Financial Corp.(b)	89,370,607	2,098,275	(5,382,625)	(45,066)	(4,424,617)	N/A	N/A	401,483	—
Federal Signal Corp.	349,207,715	7,124,140	(20,273,528)	5,623,910	(10,488,682)	331,193,555	3,958,331	491,082	—
First BanCorp/Puerto Rico	196,392,661	—	(8,587,523)	4,079,486	3,915,935	195,800,559	10,705,334	1,791,495	—
First Bancorp/Southern Pines NC	98,394,709	—	(1,792,326)	(1,094,461)	(10,448,144)	85,059,778	2,664,780	586,252	—
First Commonwealth Financial Corp.	94,229,992	1,288,163	(3,487,585)	(864,262)	(9,495)	91,156,813	6,600,783	892,567	—
First Financial Bancorp	141,381,955	—	(2,682,306)	(526,357)	(881,067)	137,292,225	6,178,768	1,450,395	—
First Hawaiian, Inc.	189,773,225	4,085,603	(11,336,081)	(1,641,143)	(8,940,122)	171,941,482	8,282,345	2,227,750	—
Foot Locker, Inc.	157,685,484	2,845,624	(8,056,835)	(72,918)	(19,672,127)	132,729,228	5,326,213	—	—
FormFactor, Inc.	239,877,184	6,423,472	(20,978,965)	6,919,106	70,365,319	302,606,116	4,999,275	—	—
Fortrea Holdings, Inc.	237,073,985	514,797	(3,090,060)	(1,835,419)	(97,605,763)	135,057,540	5,786,527	—	—
Forward Air Corp.	64,716,795	1,291,786	(1,737,701)	(1,366,134)	(23,619,457)	39,285,289	2,063,303	—	—
Four Corners Property Trust, Inc.	149,675,869	3,608,057	(7,407,610)	(278,672)	1,422,925	147,020,569	5,959,488	2,052,215	—
Fox Factory Holding Corp.	—	145,389,401	(10,528,957)	132,955	(5,058,847)	129,934,552	2,696,297	—	—
Franklin BSP Realty Trust, Inc.	74,448,306	1,908,531	(5,365,881)	(1,153,570)	(2,996,893)	66,840,493	5,304,801	1,879,334	—
Franklin Electric Co., Inc.	286,147,087	6,002,871	(16,898,494)	2,880,969	(30,847,978)	247,284,455	2,567,322	666,910	—
Frontdoor, Inc.	175,197,419	3,989,939	(15,849,497)	1,777,577	5,178,830	170,294,268	5,039,783	—	—
Fulton Financial Corp.	158,776,503	36,903,723	(5,776,223)	(455,738)	10,316,477	199,764,742	11,764,708	—	—
Gentherm, Inc.	127,545,919	2,496,207	(10,942,529)	(2,382,630)	(15,594,543)	101,122,424	2,050,333	—	—
Genworth Financial, Inc., Class A	188,577,805	—	(5,912,938)	1,603,254	(13,142,599)	171,125,522	28,332,040	—	—
GEO Group, Inc. (The)	116,993,858	8,123,719	(3,797,851)	1,134,642	1,548,856	124,003,224	8,635,322	—	—
Getty Realty Corp.	90,703,731	2,496,719	(6,038,183)	(464,674)	(1,862,167)	84,835,426	3,182,124	1,425,079	—
Gibraltar Industries, Inc.	165,982,396	3,558,282	(9,700,221)	789,812	(25,306,125)	135,324,144	1,974,094	—	—
G-III Apparel Group Ltd.	80,161,244	1,684,109	(6,417,228)	(697,389)	(4,537,089)	70,193,647	2,593,042	—	—
Glaukos Corp.	310,739,672	8,184,577	(10,809,755)	3,994,260	74,716,801	386,825,555	3,268,488	—	—
GMS, Inc.	261,751,056	5,252,122	(14,329,479)	3,683,886	(48,326,874)	208,030,711	2,580,706	—	—
Golden Entertainment, Inc.(b)	53,670,481	1,318,090	(2,895,507)	(1,396,787)	20,721,378	N/A	N/A	361,401	—
Goosehead Insurance, Inc., Class A(f)	N/A	2,070,250	(2,935,475)	(275,978)	(20,734,726)	94,535,786	1,645,818	—	—
Granite Construction, Inc.	169,512,080	4,198,623	(10,725,610)	2,682,709	11,588,087	177,255,889	2,860,350	371,176	—
Green Dot Corp., Class A	27,918,280	—	(287,976)	(952,628)	1,312,392	27,990,068	2,961,912	—	—
Green Plains, Inc.	86,725,756	11,546,510	(1,876,800)	(3,122,998)	(26,780,179)	66,492,289	4,192,452	—	—
Greenbrier Cos., Inc. (The)	109,967,366	2,425,880	(7,141,365)	953,702	(6,263,927)	99,941,656	2,016,986	627,138	—
Griffon Corp.(b)	189,755,002	3,772,864	(15,426,171)	7,368,194	(133,305,321)	N/A	N/A	385,028	—
Grocery Outlet Holding Corp.	—	137,958,277	(626,162)	6,934	5,767,375	143,106,424	6,469,549	—	—
Group 1 Automotive, Inc.	262,083,845	5,812,155	(17,902,723)	7,329,141	(2,843,306)	254,479,112	856,025	418,999	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
HA Sustainable Infrastructure Capital, Inc.(g)	$ 212,931,073	$ 2,107,541	$ (6,134,651)	$ (4,106)	$ 8,979,793	$ 217,879,650	7,360,799	$ 3,103,092	$ —
Hain Celestial Group, Inc. (The)	47,837,917	805,402	(2,654,170)	(2,540,939)	(3,221,528)	40,226,682	5,821,517	—	—
Hanesbrands, Inc.	137,124,946	2,352,166	(6,624,183)	173,510	(20,735,578)	112,290,861	22,777,051	—	—
Hanmi Financial Corp.	32,078,068	—	(935,145)	(995,346)	2,525,811	32,673,388	1,954,150	503,738	—
Harmonic, Inc.	102,565,814	1,931,450	(2,768,439)	860,736	(13,597,097)	88,992,464	7,560,957	—	—
Haverty Furniture Cos., Inc.	30,833,016	943,994	(1,984,791)	(208,446)	(7,764,547)	21,819,226	862,761	288,538	—
Hawkins, Inc.	99,171,994	2,180,304	(7,166,582)	2,371,030	15,641,886	112,198,632	1,232,952	204,821	—
Haynes International, Inc.	51,663,220	1,597,687	(3,743,134)	477,190	(1,701,475)	48,293,488	822,717	187,464	—
HB Fuller Co.	291,912,112	5,969,342	(16,102,865)	1,893,267	(11,998,823)	271,673,033	3,530,055	812,292	—
Healthcare Services Group, Inc.	62,441,758	1,285,116	(3,700,379)	(3,372,587)	(6,166,635)	50,487,273	4,771,954	—	—
HealthStream, Inc.	43,213,567	1,060,328	(2,828,063)	76,037	1,891,396	43,413,265	1,556,031	45,134	—
Heidrick & Struggles International, Inc.	45,889,015	1,045,230	(2,794,971)	176,960	(2,883,874)	41,432,360	1,311,981	202,804	—
Helix Energy Solutions Group, Inc.	104,258,014	2,228,916	(5,779,105)	1,377,622	8,767,483	110,852,930	9,284,165	—	—
Helmerich & Payne, Inc.	280,710,753	6,018,991	(14,744,203)	1,550,315	(41,382,435)	232,153,421	6,423,725	2,788,271	—
Heritage Financial Corp.	44,863,496	—	(1,153,195)	(1,103,335)	(2,123,233)	40,483,733	2,245,354	532,161	—
Hibbett, Inc.	61,077,161	1,715,833	(3,463,450)	1,395,030	6,790,356	67,514,930	774,165	—	—
Highwoods Properties, Inc.	187,403,299	4,194,146	(11,627,633)	768,808	(340,271)	180,398,349	6,867,086	3,551,041	—
Hillenbrand, Inc.	238,257,223	4,716,757	(12,815,328)	417,209	(48,578,068)	181,997,793	4,547,671	1,043,754	—
HNI Corp.	142,367,324	3,067,028	(7,038,270)	1,144,293	(1,589,461)	137,950,914	3,064,214	1,032,895	—
Hope Bancorp, Inc.	91,648,340	—	(1,396,407)	(1,025,311)	(5,180,870)	84,045,752	7,825,489	1,114,750	—
Horace Mann Educators Corp.	100,136,924	—	(1,846,163)	(671,705)	(11,128,887)	86,490,169	2,651,446	920,426	—
Hub Group, Inc., Class A	182,095,541	3,954,623	(13,071,094)	1,637,021	(2,418,071)	172,198,020	3,999,954	524,365	—
Hudson Pacific Properties, Inc.	55,189,483	1,358,797	(3,018,522)	(3,136,336)	(10,855,645)	39,537,777	8,219,912	426,397	—
IAC, Inc.	—	260,522,816	(8,269,389)	(1,305,550)	(37,469,574)	213,478,303	4,556,634	—	—
Ichor Holdings Ltd.	76,787,219	8,592,957	(1,970,508)	557,469	(353,960)	83,613,177	2,168,954	—	—
ICU Medical, Inc.	146,979,247	3,448,594	(8,329,941)	1,111,639	14,253,555	157,463,094	1,326,005	—	—
Inari Medical, Inc.	166,090,927	3,362,384	(8,378,578)	(245,153)	578,080	161,407,660	3,352,184	—	—
Independent Bank Corp.	147,955,908	—	(4,435,374)	(3,475,727)	(632,518)	139,412,289	2,748,665	—	—
Independent Bank Group, Inc.	110,740,646	2,430,833	(6,419,657)	(2,657,754)	2,075,005	106,169,073	2,332,361	917,525	—
Ingevity Corp.	109,111,890	2,721,869	(7,088,518)	(849,292)	(8,216,551)	95,679,398	2,188,959	—	—
Innospec, Inc.	216,531,908	4,671,438	(11,597,397)	1,845,252	(10,885,888)	200,565,313	1,622,828	1,268,854	—
Innovative Industrial Properties, Inc.	196,591,916	4,484,451	(9,804,724)	(3,108,514)	13,631,634	201,794,763	1,847,599	3,504,233	—
Innoviva, Inc.	58,231,202	1,946,740	(6,028,731)	458,157	3,786,718	58,394,086	3,560,615	—	—
Insight Enterprises, Inc.	346,915,721	7,854,969	(23,217,523)	6,296,194	17,757,355	355,606,716	1,792,734	—	—
Installed Building Products, Inc.	409,605,812	7,876,226	(20,471,082)	5,039,700	(89,270,200)	312,780,456	1,520,714	548,686	—
Insteel Industries, Inc.	50,360,583	1,042,693	(2,784,011)	(276,165)	(9,274,676)	39,068,424	1,261,900	39,304	—
Integer Holdings Corp.	262,609,926	5,864,929	(15,148,883)	3,401,318	(5,402,084)	251,325,206	2,170,526	—	—
Integra LifeSciences Holdings Corp.	—	131,674,338	(594,708)	(867)	(1,649,811)	129,428,952	4,441,625	—	—
InterDigital, Inc.	185,290,969	3,789,008	(15,469,359)	2,509,961	14,901,446	191,022,025	1,638,830	691,917	—
Interface, Inc., Class A	66,217,195	1,617,649	(3,960,031)	(165,459)	(8,308,399)	55,400,955	3,773,907	39,090	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Ironwood Pharmaceuticals, Inc., Class A	$ 80,834,305	$ 1,502,081	$ (2,856,786)	$ (1,342,417)	$ (19,041,422)	$ 59,095,761	9,063,767	$ —	$ —
Itron, Inc.	284,246,698	6,656,526	(16,620,185)	3,601,573	16,178,887	294,063,499	2,971,539	—	—
J & J Snack Foods Corp.	151,372,390	3,685,782	(10,659,595)	505,384	18,236,485	163,140,446	1,004,745	762,063	—
Jack in the Box, Inc.	90,464,340	1,651,193	(4,954,399)	(2,681,990)	(20,478,230)	64,000,914	1,256,398	578,446	—
JBG SMITH Properties	92,662,861	—	(5,281,413)	120,209	(5,059,093)	82,442,564	5,413,169	1,010,343	—
JetBlue Airways Corp.	167,021,826	3,339,578	(6,190,111)	440,465	(30,410,453)	134,201,305	22,036,339	—	—
John B Sanfilippo & Son, Inc.	64,605,268	1,671,594	(4,266,091)	298,311	(5,605,626)	56,703,456	583,549	605,656	—
John Bean Technologies Corp.	225,538,359	5,475,275	(13,148,536)	(1,420,972)	(19,716,335)	196,727,791	2,071,473	213,851	—
John Wiley & Sons, Inc., Class A	109,181,518	2,468,525	(7,927,226)	901,749	6,283,056	110,907,622	2,725,003	993,882	—
Kaiser Aluminum Corp.	95,942,079	2,254,506	(6,018,782)	10,726	(1,517,833)	90,670,696	1,031,521	824,251	—
Kaman Corp.(a)	88,158,700	592,447	(88,997,896)	1,782,858	(1,536,109)	—	—	—	—
Kennametal, Inc.	133,900,441	3,085,028	(9,557,516)	(301,428)	(7,151,313)	119,975,212	5,096,653	1,066,519	—
Kennedy-Wilson Holdings, Inc.	68,667,679	1,965,147	(6,083,208)	(2,346,037)	11,421,113	73,624,694	7,574,557	907,076	—
KKR Real Estate Finance Trust, Inc.	39,683,551	727,948	(2,359,291)	(1,879,919)	(2,029,698)	34,142,591	3,772,662	941,222	—
Knowles Corp.	96,889,478	2,535,249	(5,977,022)	67,845	6,842,254	100,357,804	5,814,473	—	—
Kohl’s Corp.	217,953,909	3,926,514	(10,698,150)	(483,658)	(45,513,419)	165,185,196	7,185,089	3,702,474	—
Kontoor Brands, Inc.	203,452,260	5,908,140	(15,096,208)	2,451,097	17,581,605	214,296,894	3,239,560	1,678,184	—
Koppers Holdings, Inc.	77,999,677	1,741,560	(3,517,911)	208,738	(25,619,900)	50,812,164	1,373,673	98,101	—
Korn Ferry	233,337,852	4,963,981	(16,192,765)	2,994,554	1,859,925	226,963,547	3,380,452	—	—
Krystal Biotech, Inc.	—	282,618,221	(1,171,173)	10,702	14,122,583	295,580,333	1,609,564	—	—
Kulicke & Soffa Industries, Inc.	191,938,838	4,138,458	(14,476,765)	1,149,358	(5,995,413)	176,754,476	3,593,301	753,789	—
Lakeland Financial Corp.	111,815,586	2,406,731	(4,422,879)	(712,712)	(7,534,801)	101,551,925	1,650,714	822,221	—
La-Z-Boy, Inc.	109,254,951	2,416,605	(7,698,591)	694,738	(1,673,837)	102,993,866	2,762,711	574,944	—
LCI Industries	211,026,488	3,810,936	(10,612,237)	(1,180,651)	(32,593,970)	170,450,566	1,648,777	1,785,982	—
Leggett & Platt, Inc.	—	105,392,906	(488,563)	(4,010)	(5,370,474)	99,529,859	8,684,979	—	—
LeMaitre Vascular, Inc.	88,815,428	2,266,171	(5,720,421)	1,766,301	19,364,398	106,491,877	1,294,262	213,223	—
Leslie’s, Inc.	81,012,497	1,548,134	(3,743,459)	(5,122,716)	(23,537,906)	50,156,550	11,970,537	—	—
LGI Homes, Inc.	161,558,915	3,217,654	(8,700,449)	(485,681)	(36,712,728)	118,877,711	1,328,391	—	—
Liberty Energy, Inc., Class A	212,251,930	5,269,811	(12,911,361)	897,797	701,400	206,209,577	9,871,210	713,876	—
Ligand Pharmaceuticals, Inc.	80,927,840	2,161,970	(2,845,062)	(22,655)	12,295,303	92,517,396	1,097,999	—	—
Lindsay Corp.	87,669,760	2,509,282	(5,866,978)	(533,736)	4,103,113	87,881,441	715,181	259,576	—
LiveRamp Holdings, Inc.	154,634,003	3,450,689	(9,395,620)	(721,408)	(15,303,472)	132,664,192	4,287,789	—	—
LTC Properties, Inc.	90,938,923	3,751,503	(3,054,094)	(124,773)	5,665,833	97,177,392	2,816,736	1,587,805	—
LXP Industrial Trust	178,269,512	3,998,664	(10,092,236)	(1,516,662)	3,233,860	173,893,138	19,067,230	2,474,258	—
M/I Homes, Inc.	256,983,654	6,174,648	(15,366,675)	2,837,751	(29,682,515)	220,946,863	1,808,964	—	—
Macerich Co. (The)	251,312,714	4,932,164	(12,425,181)	418,185	(26,968,024)	217,269,858	14,071,882	2,466,569	—
Madison Square Garden Sports Corp., Class A	208,081,912	5,971,567	(13,138,967)	(862,529)	4,839,271	204,891,254	1,089,094	—	—
Magnolia Oil & Gas Corp., Class A	324,595,238	7,051,853	(26,648,469)	879,827	(8,861,417)	297,017,032	11,721,272	1,616,719	—
Marathon Digital Holdings, Inc.	—	358,890,552	(4,069,163)	(49,390)	(3,763,715)	351,008,284	17,683,037	—	—
Marcus Corp. (The)(a)	23,783,455	751,739	(19,122,637)	(17,131,903)	11,719,346	—	—	116,685	—
MarineMax, Inc.	45,467,684	1,259,412	(3,034,132)	(90,717)	(1,036,830)	42,565,417	1,314,965	—	—
Masterbrand, Inc.	160,872,762	3,207,771	(8,638,735)	959,449	(35,606,368)	120,794,879	8,228,534	—	—
Materion Corp.	183,669,118	3,992,644	(9,505,588)	1,258,085	(34,184,207)	145,230,052	1,343,106	187,329	—
Mativ Holdings, Inc.	68,853,206	1,463,636	(4,116,492)	(3,707,218)	(2,795,984)	59,697,148	3,519,879	364,179	—
Matson, Inc.	265,182,398	5,786,132	(23,847,853)	6,007,121	36,771,809	289,899,607	2,213,481	752,089	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Matthews International Corp., Class A	$ 64,606,680	$ 1,556,040	$ (3,826,714)	$ (2,452,149)	$ (10,037,388)	$ 49,846,469	1,989,879	$ 494,849	$ —
MaxLinear, Inc.	94,301,983	2,141,470	(5,224,552)	(2,968,327)	10,369,931	98,620,505	4,896,748	—	—
MDC Holdings, Inc.(a)	253,760,822	200,266	(254,323,597)	110,590,395	(110,227,886)	—	—	—	—
Medical Properties Trust, Inc.	190,134,937	4,479,700	(11,992,695)	685,784	(15,685,477)	167,622,249	38,891,473	12,089,814	—
Medifast, Inc.(a)	27,979,271	823,218	(15,497,089)	(71,591,006)	58,285,606	—	—	—	—
Mercury Systems, Inc.	104,629,420	2,430,475	(7,063,376)	(1,608,921)	(7,062,696)	91,324,902	3,383,657	—	—
Merit Medical Systems, Inc.	295,424,924	6,747,943	(17,653,476)	3,847,168	35,171,674	323,538,233	3,764,261	—	—
Meritage Homes Corp.	431,891,105	9,375,569	(26,874,341)	5,450,898	(39,038,181)	380,805,050	2,352,827	1,828,083	—
Mesa Laboratories, Inc.	38,095,952	870,409	(2,304,314)	(2,400,074)	(5,452,164)	28,809,809	332,025	55,222	—
Metallus, Inc.	57,724,176	1,507,502	(2,875,965)	467,584	(5,551,508)	51,271,789	2,529,442	—	—
Methode Electronics, Inc.(a)	29,439,340	599,877	(25,307,321)	(64,366,932)	59,635,036	—	—	335,507	—
MGE Energy, Inc.	192,258,801	4,244,834	(11,742,134)	91,489	(9,730,157)	175,122,833	2,343,721	1,038,308	—
Middlesex Water Co.	63,147,893	1,396,394	(3,806,545)	(1,882,119)	1,517,847	60,373,470	1,155,252	388,837	—
MillerKnoll, Inc.	121,771,339	3,349,879	(10,387,781)	1,025,956	7,186,578	122,945,971	4,641,222	917,222	—
Minerals Technologies, Inc.	165,905,226	3,706,790	(13,132,043)	2,317,972	14,939,428	173,737,373	2,089,194	218,589	—
ModivCare, Inc.(a)	19,550,593	—	(17,945,634)	(44,551,662)	42,946,703	—	—	—	—
Monro, Inc.	63,704,744	1,708,316	(3,650,895)	(3,028,000)	(12,505,844)	46,228,321	1,937,482	563,515	—
Moog, Inc., Class A	310,010,605	7,427,277	(20,485,450)	4,725,510	10,015,677	311,693,619	1,863,082	540,851	—
Movado Group, Inc.	29,513,715	1,199,832	(2,293,236)	(476,291)	(2,745,800)	25,198,220	1,013,605	730,735	—
Mr. Cooper Group, Inc.	339,614,041	1,645,067	(14,073,024)	7,332,495	6,975,103	341,493,682	4,204,034	—	—
Mueller Industries, Inc.	413,464,268	9,921,776	(26,781,141)	7,095,392	15,324,354	419,024,649	7,359,056	1,525,895	—
Myers Industries, Inc.	57,828,590	1,297,544	(2,642,486)	(506,394)	(23,740,874)	32,236,380	2,409,296	334,959	—
MYR Group, Inc.	199,465,733	4,302,592	(10,403,569)	2,390,155	(48,353,495)	147,401,416	1,086,150	—	—
Myriad Genetics, Inc.	127,489,656	2,582,229	(5,262,151)	(335,857)	18,950,855	143,424,732	5,863,644	—	—
Nabors Industries Ltd.	51,914,858	1,100,094	(2,570,085)	(1,815,925)	(7,280,499)	41,348,443	581,063	—	—
National Bank Holdings Corp., Class A	90,295,690	—	(2,041,684)	(189,294)	7,540,271	95,604,983	2,448,271	700,937	—
National HealthCare Corp.	86,093,317	1,705,968	(5,016,605)	272,549	12,121,705	95,176,934	878,016	534,523	—
National Vision Holdings, Inc.	117,699,450	1,854,687	(5,070,757)	(3,095,559)	(44,754,079)	66,633,742	5,090,431	—	—
NBT Bancorp, Inc.	114,503,002	—	(2,529,616)	(458,393)	6,283,638	117,798,631	3,051,778	998,936	—
NCR Atleos Corp.	89,256,550	2,701,256	(4,812,895)	535,321	32,252,226	119,932,458	4,438,655	—	—
NCR Voyix Corp.	114,431,766	3,031,113	(3,940,074)	(495,777)	(2,054,263)	110,972,765	8,985,649	—	—
NeoGenomics, Inc.	135,337,127	2,667,934	(7,123,409)	(9,139,694)	(6,978,540)	114,763,418	8,274,219	—	—
NetScout Systems, Inc.	105,320,932	2,326,387	(6,079,979)	(2,885,828)	(14,046,951)	84,634,561	4,627,368	—	—
New York Mortgage Trust, Inc.	44,236,066	979,532	(2,455,801)	(3,558,573)	(4,679,845)	34,521,379	5,911,195	1,179,806	—
Newell Brands, Inc.	206,655,495	4,156,691	(10,920,346)	(2,870,252)	(38,388,812)	158,632,776	24,747,703	1,791,413	—
NexPoint Residential Trust, Inc.	48,921,300	—	(1,458,365)	(259,932)	11,295,780	58,498,783	1,480,607	702,771	—
NMI Holdings, Inc., Class A	177,566,683	3,797,323	(13,250,124)	2,294,431	6,623,107	177,031,420	5,200,688	—	—
Northern Oil & Gas, Inc.	245,218,591	5,533,920	(14,225,852)	476,530	(15,946,694)	221,056,495	5,947,175	2,369,064	—
Northfield Bancorp, Inc.(b)	25,858,223	321,637	(19,953,219)	(15,427,267)	13,072,467	N/A	N/A	342,180	—
Northwest Bancshares, Inc.	98,166,325	—	(1,979,505)	(1,205,894)	241,744	95,222,670	8,244,387	1,685,259	—
Northwest Natural Holding Co.	92,464,716	2,872,327	(3,161,889)	(835,591)	(1,953,555)	89,386,008	2,475,381	1,204,825	—
Nu Skin Enterprises, Inc., Class A	46,295,787	989,285	(2,643,138)	(3,979,239)	(6,742,709)	33,919,986	3,218,215	199,137	—
NV5 Global, Inc.	84,619,580	1,773,293	(4,223,645)	(972,231)	(3,385,198)	77,811,799	836,956	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Oceaneering International, Inc.	$ 159,186,222	$ 3,520,569	$ (8,664,658)	$ 1,479,465	$ (111,598)	$ 155,410,000	6,568,470	$ —	$ —
ODP Corp. (The)	119,796,714	2,643,436	(10,197,874)	(248,342)	(30,704,563)	81,289,371	2,070,012	—	—
OFG Bancorp	114,835,642	2,293,986	(5,186,822)	1,154,070	835,873	113,932,749	3,042,263	760,566	—
O-I Glass, Inc.	173,363,990	3,454,424	(7,588,347)	(1,617,400)	(55,319,582)	112,293,085	10,089,226	—	—
Olympic Steel, Inc.	47,046,671	931,456	(2,348,498)	57,029	(17,228,126)	28,458,532	634,810	98,770	—
Omnicell, Inc.	89,774,859	1,869,287	(4,517,925)	(2,635,546)	(3,940,750)	80,549,925	2,975,616	—	—
OPENLANE, Inc.	126,216,648	2,890,611	(7,361,030)	464,813	(5,805,698)	116,405,344	7,016,597	—	—
OraSure Technologies, Inc.(b)	30,618,556	578,057	(20,971,003)	(29,018,519)	20,689,401	N/A	N/A	—	—
Organon & Co.	324,517,911	7,865,960	(20,117,567)	2,945,352	29,655,312	344,866,968	16,660,240	4,805,344	—
OSI Systems, Inc.	151,681,838	3,085,226	(9,322,731)	1,558,087	(7,255,971)	139,746,449	1,016,190	—	—
Otter Tail Corp.	243,381,542	5,597,357	(14,894,908)	792,588	2,393,344	237,269,923	2,708,870	1,310,686	—
Outfront Media, Inc.	164,701,790	3,508,839	(8,307,078)	(1,308,918)	(23,351,268)	135,243,365	9,457,578	2,930,608	—
Owens & Minor, Inc.	143,173,635	2,963,205	(9,862,394)	(5,797,400)	(66,230,033)	64,247,013	4,759,038	—	—
Oxford Industries, Inc.	112,066,622	2,737,700	(7,248,513)	758,106	(12,921,340)	95,392,575	952,497	660,073	—
Pacific Premier Bancorp, Inc.	152,583,384	—	(2,414,431)	(1,894,447)	(4,903,070)	143,371,436	6,241,682	2,098,022	—
Pacira BioSciences, Inc.	91,656,770	2,315,825	(5,774,212)	(3,989,787)	2,077,104	86,285,700	3,015,928	—	—
Palomar Holdings, Inc.	140,410,136	3,275,498	(8,025,613)	64,629	(4,690,041)	131,034,609	1,614,721	—	—
Papa John’s International, Inc.	147,738,047	3,101,346	(7,253,890)	(2,474,518)	(40,747,799)	100,363,186	2,136,296	1,012,785	—
Park National Corp.	131,604,688	2,773,442	(7,857,543)	1,111,515	4,918,465	132,550,567	931,225	1,020,690	—
Pathward Financial, Inc.	86,978,756	—	(4,729,087)	1,845,263	8,436,447	92,531,379	1,635,697	85,544	—
Patrick Industries, Inc.	168,332,872	3,636,731	(8,467,817)	1,821,973	(17,235,507)	148,088,252	1,364,240	768,710	—
Patterson Cos., Inc.	154,005,164	3,184,953	(13,039,289)	(1,890,833)	(17,656,051)	124,603,944	5,166,001	1,443,129	—
Patterson-UTI Energy, Inc.	259,086,203	5,545,827	(21,489,708)	(134,587)	(34,425,742)	208,581,993	20,133,397	1,726,364	—
PDF Solutions, Inc.	69,614,307	1,830,327	(4,541,747)	927,642	4,592,374	72,422,903	1,990,734	—	—
Peabody Energy Corp.	180,432,391	4,140,423	(17,199,602)	(2,309,247)	(13,624,804)	151,439,161	6,846,255	555,010	—
Pebblebrook Hotel Trust	125,421,081	2,999,108	(7,570,295)	(335,491)	(13,159,903)	107,354,500	7,807,600	77,924	—
Pediatrix Medical Group, Inc.	56,116,907	1,364,372	(3,223,354)	(3,676,244)	(10,080,401)	40,501,280	5,364,408	—	—
Penn Entertainment, Inc.	—	192,169,415	—	—	(4,617,123)	187,552,292	9,690,121	—	—
PennyMac Mortgage Investment Trust	85,896,365	2,079,906	(5,114,866)	(1,042,660)	(4,444,786)	77,373,959	5,627,197	2,348,032	—
Perdoceo Education Corp.	77,794,259	—	(3,856,507)	623,201	16,393,422	90,954,375	4,246,236	487,322	—
Perficient, Inc.	132,847,665	2,813,086	(8,437,299)	331,323	42,806,150	170,360,925	2,277,857	—	—
Phibro Animal Health Corp., Class A	17,762,924	420,079	(1,396,998)	(727,893)	6,041,713	22,099,825	1,317,819	164,396	—
Phillips Edison & Co., Inc.	295,590,681	5,766,813	(15,793,219)	(1,277,633)	(24,911,225)	259,375,417	7,929,545	2,400,563	—
Phinia, Inc.	121,178,821	3,253,857	(10,942,270)	1,107,186	1,899,858	116,497,452	2,959,793	784,317	—
Photronics, Inc.	119,751,092	2,503,241	(5,646,446)	1,058,155	(16,403,414)	101,262,628	4,104,687	—	—
Piper Sandler Cos.	203,757,726	3,606,062	(6,207,100)	2,672,159	29,299,528	233,128,375	1,012,853	610,085	—
PJT Partners, Inc., Class A(f)	N/A	38,712,913	(9,260,794)	475,518	12,254,595	154,220,008	1,429,154	374,903	—
Plexus Corp.	176,823,465	4,482,677	(13,776,611)	1,860,711	13,686,572	183,076,814	1,774,344	—	—
Powell Industries, Inc.(b)	88,840,309	2,139,128	(6,131,398)	2,036,989	(64,431,255)	N/A	N/A	164,327	—
PRA Group, Inc.	69,490,212	1,365,316	(3,853,498)	(1,885,115)	(14,986,982)	50,129,933	2,549,844	—	—
Premier, Inc., Class A	179,314,936	3,533,726	(28,296,353)	(4,375,380)	(23,388,698)	126,788,231	6,791,014	1,690,178	—
Prestige Consumer Healthcare, Inc.	243,915,011	5,193,608	(12,739,195)	2,040,965	(14,499,999)	223,910,390	3,252,148	—	—
PriceSmart, Inc.	142,081,464	3,260,028	(8,211,476)	371,497	(5,147,543)	132,353,970	1,629,975	1,684,437	—
Privia Health Group, Inc.	135,905,076	2,743,042	(6,340,012)	(2,715,230)	(12,703,981)	116,888,895	6,725,483	—	—
ProAssurance Corp.	43,453,464	746,435	(1,508,892)	(4,485,062)	2,308,512	40,514,457	3,315,422	—	—
PROG Holdings, Inc.	104,567,589	2,590,019	(10,953,134)	1,634,153	(824,795)	97,013,832	2,797,400	360,738	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Progress Software Corp.	$ 158,417,275	$ 3,903,090	$ (12,341,883)	$ 282,586	$ 1,654,398	$ 151,915,466	2,799,769	$ 515,878	$ —
ProPetro Holding Corp.(b)	46,467,256	1,166,420	(4,637,883)	(3,999,259)	20,888,158	N/A	N/A	—	—
Proto Labs, Inc.	62,269,171	1,271,599	(4,344,518)	(8,425,722)	(99,748)	50,670,782	1,640,362	—	—
Provident Financial Services, Inc.(b)	72,965,846	—	—	—	33,579,584	N/A	N/A	1,201,908	—
Quaker Chemical Corp.(b)	192,463,746	3,739,268	(10,667,735)	(1,687,286)	(28,656,684)	N/A	N/A	426,474	—
Quanex Building Products Corp.	86,192,111	1,628,938	(4,559,554)	381,540	(24,319,407)	59,323,628	2,145,520	177,787	—
QuinStreet, Inc.	62,392,409	1,364,258	(3,469,811)	378,945	(4,216,816)	56,448,985	3,402,591	—	—
Ready Capital Corp.	97,658,707	2,142,017	(7,471,694)	(3,233,068)	(6,749,342)	82,346,620	10,066,824	3,013,823	—
Redwood Trust, Inc.	56,581,824	1,528,144	(3,492,084)	(2,086,795)	3,042,528	55,573,617	8,562,961	1,408,109	—
REGENXBIO, Inc.	57,601,903	3,720,939	(1,281,443)	(915,237)	(24,772,060)	34,354,102	2,936,248	—	—
Renasant Corp.	116,570,065	—	(2,159,442)	(355,314)	(2,691,718)	111,363,591	3,646,483	818,819	—
Resideo Technologies, Inc.	221,196,393	4,734,177	(12,634,407)	(310,343)	(27,951,721)	185,034,099	9,459,821	—	—
Resources Connection, Inc.(b)	28,381,896	825,623	(19,795,885)	(9,818,223)	5,424,248	N/A	N/A	301,443	—
Retail Opportunity Investments Corp.	109,657,421	2,549,530	(6,152,109)	(1,925,269)	(1,484,870)	102,644,703	8,257,820	1,269,586	—
REX American Resources Corp.	60,573,866	1,448,764	(3,548,890)	508,726	(13,997,081)	44,985,385	986,738	—	—
Robert Half, Inc.	—	437,377,498	(1,746,353)	(1,178)	(7,168,191)	428,461,776	6,696,808	—	—
Rogers Corp.	134,316,013	3,005,740	(8,260,301)	(1,678,661)	3,823,159	131,205,950	1,087,853	—	—
Rush Enterprises, Inc., Class A	222,647,642	4,476,928	(11,037,159)	(951,051)	(47,224,178)	167,912,182	4,010,322	701,081	—
RXO, Inc.	172,853,853	3,930,474	(9,575,524)	57,348	31,857,731	199,123,882	7,614,680	—	—
S&T Bancorp, Inc.	81,315,390	1,566,760	(3,244,476)	(941,068)	4,148,091	82,844,697	2,481,123	846,809	—
Sabre Corp.	62,219,185	1,909,339	(4,520,317)	(2,933,174)	9,400,787	66,075,820	24,747,498	—	—
Safety Insurance Group, Inc.	80,597,815	—	(1,360,855)	(228,466)	(6,775,988)	72,232,506	962,715	882,565	—
Sally Beauty Holdings, Inc.	87,991,813	1,701,743	(5,602,849)	(1,072,866)	(11,048,802)	71,969,039	6,707,273	—	—
Sanmina Corp.	234,219,748	5,461,072	(16,998,480)	4,634,640	10,689,193	238,006,173	3,592,546	—	—
ScanSource, Inc.	75,101,104	1,940,742	(6,576,151)	836,867	(360,613)	70,941,949	1,601,037	—	—
Scholastic Corp.	66,855,493	1,951,443	(6,273,535)	(675,069)	(3,339,713)	58,518,619	1,649,806	352,725	—
Schrodinger, Inc.	99,752,391	1,827,657	(4,080,102)	(3,103,169)	(25,149,926)	69,246,851	3,580,499	—	—
Seacoast Banking Corp. of Florida	143,325,915	—	(4,421,283)	(2,306,663)	(7,803,987)	128,793,982	5,448,138	1,016,095	—
Select Medical Holdings Corp.	214,075,673	5,227,813	(11,294,707)	2,671,979	31,501,907	242,182,665	6,907,663	882,456	—
Semtech Corp.	119,360,948	3,640,549	(8,417,112)	613,362	9,788,829	124,986,576	4,182,951	—	—
Sensient Technologies Corp.	197,426,746	4,817,991	(11,897,378)	998,096	13,132,720	204,478,175	2,756,142	1,158,825	—
Service Properties Trust	76,310,453	1,795,082	(4,518,163)	(4,043,894)	(14,337,082)	55,206,396	10,740,544	2,240,986	—
ServisFirst Bancshares, Inc.	219,561,019	4,152,991	(11,794,649)	(746,208)	(10,341,242)	200,831,911	3,178,223	—	—
Shake Shack, Inc., Class A	263,417,588	5,577,628	(13,971,858)	2,166,025	(37,640,773)	219,548,610	2,439,429	—	—
Shenandoah Telecommunications Co.	58,975,232	1,055,203	(3,344,610)	(3,632,686)	46,550	53,099,689	3,251,665	—	—
Signet Jewelers Ltd.	299,493,299	6,494,368	(15,613,564)	3,686,240	(34,905,224)	259,155,119	2,893,002	865,412	—
Simmons First National Corp., Class A	161,479,352	—	(2,889,729)	(1,991,229)	(13,812,860)	142,785,534	8,122,044	1,742,583	—
Simply Good Foods Co. (The)	208,748,051	5,459,204	(12,824,240)	86,999	12,893,865	214,363,879	5,933,127	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Simulations Plus, Inc.	$ 44,532,695	$ 1,164,659	$ (3,342,176)	$ (635,539)	$ 8,648,104	$ 50,367,743	1,035,947	$ 64,552	$ —
SiTime Corp.(b)	110,029,766	2,842,464	(7,317,972)	(30,328)	28,862,907	N/A	N/A	—	—
Six Flags Entertainment Corp.	128,971,343	3,183,466	(9,321,675)	1,311,154	31,452,917	155,597,205	4,695,148	—	—
SJW Group	111,631,584	2,397,090	(6,203,285)	(1,724,294)	(3,058,859)	103,042,236	1,900,447	781,250	—
SkyWest, Inc.	191,019,809	5,478,444	(16,412,812)	5,467,193	29,842,953	215,395,587	2,624,535	—	—
SL Green Realty Corp.	241,273,192	61,429	(10,040,405)	2,070,247	4,112,444	237,476,907	4,192,742	3,228,556	—
SM Energy Co.	389,494,401	8,851,534	(26,353,709)	7,909,707	(57,733,730)	322,168,203	7,452,422	1,405,923	—
SMART Global Holdings, Inc.	92,146,531	1,914,334	(4,420,258)	163,383	(12,307,577)	77,496,413	3,388,562	—	—
SolarEdge Technologies, Inc.	272,323,997	5,257,890	(10,204,301)	(8,717,665)	(164,861,963)	93,797,958	3,713,300	—	—
Sonos, Inc.	159,420,737	3,557,067	(9,597,407)	(6,741,940)	(29,110,599)	117,527,858	7,962,592	—	—
Southside Bancshares, Inc.	56,835,221	883,813	(3,006,169)	(684,676)	(2,557,213)	51,470,976	1,864,215	694,695	—
SpartanNash Co.	47,408,739	1,347,037	(3,443,725)	(1,006,978)	(2,410,429)	41,894,644	2,233,190	506,970	—
Sprinklr, Inc., Class A(f)	N/A	35,612,451	(4,431,041)	(1,099,631)	(25,734,945)	74,684,062	7,763,416	—	—
SPS Commerce, Inc.	458,220,474	10,274,341	(24,730,711)	6,171,313	1,459,294	451,394,711	2,398,994	—	—
SPX Technologies, Inc.	379,566,448	9,301,792	(21,371,395)	7,657,319	50,547,318	425,701,482	2,994,945	—	—
STAAR Surgical Co.	126,185,847	3,540,935	(8,159,293)	527,835	29,406,171	151,501,495	3,182,136	—	—
Standard Motor Products, Inc.	42,476,548	1,204,232	(2,676,912)	(1,029,970)	(6,264,450)	33,709,448	1,215,631	365,554	—
Standex International Corp.	146,514,355	2,985,231	(8,876,859)	1,592,852	(18,464,304)	123,751,275	767,926	239,606	—
Stellar Bancorp, Inc.	77,165,464	1,596,691	(4,041,674)	(877,882)	(3,704,621)	70,137,978	3,054,790	409,316	—
Stepan Co.	129,222,617	2,757,866	(7,067,325)	(1,568,391)	(7,200,296)	116,144,471	1,383,331	535,326	—
StepStone Group, Inc., Class A	—	148,629,484	(122,236)	4,949	6,593,158	155,105,355	3,379,938	—	—
Steven Madden Ltd.	200,254,146	4,173,314	(14,402,822)	1,923,761	(1,574,922)	190,373,477	4,500,555	989,229	—
Stewart Information Services Corp.	118,015,587	—	(1,766,069)	(166,725)	(5,256,646)	110,826,147	1,785,215	861,626	—
StoneX Group, Inc.	129,396,999	2,356,286	(7,711,153)	1,823,988	7,173,740	133,039,860	1,766,563	—	—
Strategic Education, Inc.	152,976,436	3,657,612	(8,889,823)	1,461,110	8,000,142	157,205,477	1,420,617	876,935	—
Stride, Inc.	169,468,753	3,979,492	(10,781,351)	1,870,122	17,911,556	182,448,572	2,587,923	—	—
Sturm Ruger & Co., Inc.	55,414,613	1,568,389	(4,601,216)	(1,788,714)	(3,632,114)	46,960,958	1,127,514	190,966	—
Summit Hotel Properties, Inc.	47,449,138	869,858	(2,514,845)	(1,942,323)	(1,869,610)	41,992,218	7,010,387	575,298	—
SunCoke Energy, Inc.	63,760,352	1,611,007	(3,652,460)	205,843	(8,537,360)	53,387,382	5,447,692	564,156	—
Sunrun, Inc.	193,939,904	4,241,229	(8,744,651)	(196,938)	(18,925,639)	170,313,905	14,360,363	—	—
Sunstone Hotel Investors, Inc.	154,572,981	3,262,644	(10,094,648)	(426,383)	(9,290,428)	138,024,166	13,195,427	1,185,365	—
Supernus Pharmaceuticals, Inc.	126,221,463	2,750,917	(6,561,777)	(909,153)	(26,224,183)	95,277,267	3,561,767	—	—
Sylvamo Corp.	147,284,474	3,818,303	(11,791,207)	3,035,717	13,018,679	155,365,966	2,264,810	714,909	—
Talos Energy, Inc.(f)	N/A	15,149,111	(3,697,966)	(676,766)	(25,534,351)	123,054,836	10,127,970	—	—
Tandem Diabetes Care, Inc.	155,953,076	3,947,806	(13,226,488)	1,091,023	20,832,318	168,597,735	4,184,605	—	—
Tanger, Inc.	214,753,381	5,421,781	(10,333,975)	1,534,459	(19,315,393)	192,060,253	7,084,480	1,997,733	—
TechTarget, Inc.	57,952,091	1,027,987	(3,121,359)	(2,019,882)	(1,368,443)	52,470,394	1,683,362	—	—
Telephone & Data Systems, Inc.	107,208,339	2,402,090	(7,991,489)	89,710	30,684,573	132,393,223	6,386,552	264,737	—
Tennant Co.	153,845,649	2,956,744	(6,455,052)	1,001,676	(30,125,473)	121,223,544	1,231,446	351,394	—
Thryv Holdings, Inc.	46,606,862	1,047,379	(2,080,324)	(814,807)	(8,351,104)	36,408,006	2,043,098	—	—
Tompkins Financial Corp.	42,574,609	759,310	(2,292,986)	(1,260,950)	(74,161)	39,705,822	811,980	512,068	—
Topgolf Callaway Brands Corp.(b)	155,163,763	3,797,516	(10,447,614)	493,043	(20,881,663)	N/A	N/A	—	—
TreeHouse Foods, Inc.	132,385,675	3,024,529	(13,876,260)	(1,249,591)	(6,656,861)	113,627,492	3,101,187	—	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Tri Pointe Homes, Inc.	$ 253,389,122	$ 5,214,447	$ (20,280,976)	$ 3,680,639	$ (13,043,164)	$ 228,960,068	6,146,579	$ —	$ —
Trinity Industries, Inc.	153,995,767	3,883,994	(10,713,614)	1,338,840	10,130,973	158,635,960	5,302,004	1,548,405	—
TripAdvisor, Inc.	202,911,686	4,125,854	(8,887,401)	(255,658)	(72,383,350)	125,511,131	7,047,228	—	—
Triumph Financial, Inc.	115,489,523	2,406,496	(6,683,238)	991,901	2,131,359	114,336,041	1,398,606	—	—
Triumph Group, Inc.	61,312,049	—	—	—	1,508,342	62,820,391	4,076,599	—	—
Trupanion, Inc.	66,633,587	1,669,594	(3,589,909)	(4,891,779)	9,019,607	68,841,100	2,341,534	—	—
TrustCo Bank Corp.	35,514,998	—	(795,430)	(552,620)	1,259,049	35,425,997	1,231,352	454,027	—
Trustmark Corp.	113,806,258	—	(2,489,606)	(453,103)	8,136,186	118,999,735	3,961,376	931,179	—
TTM Technologies, Inc.	108,632,143	2,355,355	(8,820,336)	1,778,030	24,170,846	128,116,038	6,593,723	—	—
Two Harbors Investment Corp.	92,300,806	2,223,177	(5,669,335)	(4,717,099)	4,442,489	88,580,038	6,705,529	3,137,112	—
U.S. Physical Therapy, Inc.	114,832,471	2,604,538	(6,480,338)	(177,198)	(20,554,540)	90,224,933	976,249	443,456	—
U.S. Silica Holdings, Inc.	64,870,433	2,022,874	(4,394,664)	(354,624)	16,074,542	78,218,561	5,062,690	—	—
UFP Technologies, Inc.	120,318,315	2,344,436	(7,457,129)	1,534,798	3,899,889	120,640,309	457,196	—	—
Ultra Clean Holdings, Inc.	139,488,908	3,080,125	(8,960,699)	1,842,577	7,106,063	142,556,974	2,909,326	—	—
UniFirst Corp.	176,994,333	4,092,481	(10,853,422)	(1,566,849)	(1,228,048)	167,438,495	976,147	335,353	—
United Community Banks, Inc.	207,604,711	—	(3,808,446)	(2,085,594)	(4,830,757)	196,879,914	7,732,911	1,814,175	—
United Fire Group, Inc.	31,301,864	604,185	(1,904,701)	(1,420,591)	1,007,126	29,587,883	1,376,821	227,652	—
United Natural Foods, Inc.	46,247,422	1,087,736	(3,411,593)	(5,294,135)	11,822,102	50,451,532	3,851,262	—	—
Uniti Group, Inc.	95,117,599	1,841,404	(3,566,806)	(4,924,357)	(43,010,337)	45,457,503	15,567,638	2,407,719	—
Unitil Corp.	56,924,500	1,284,057	(3,252,827)	(317,326)	(382,682)	54,255,722	1,047,610	460,084	—
Universal Corp.	86,291,355	2,321,221	(5,998,472)	(709,801)	(5,174,547)	76,729,756	1,592,234	1,320,026	—
Universal Health Realty Income Trust	31,627,868	1,054,254	(2,478,584)	(1,365,194)	3,418,535	32,256,879	824,141	626,203	—
Upbound Group, Inc.	106,422,507	2,020,088	(5,824,821)	1,077,753	(14,590,711)	89,104,816	2,902,437	2,223,526	—
Urban Edge Properties	137,221,047	3,302,518	(7,696,785)	112,830	9,236,244	142,175,854	7,697,664	1,343,091	—
Varex Imaging Corp.	49,787,344	1,054,490	(2,553,952)	(1,606,113)	(7,645,104)	39,036,665	2,650,147	—	—
Vector Group Ltd.	98,123,455	2,268,956	(5,401,631)	424,535	(3,778,668)	91,636,647	8,669,503	1,783,786	—
Veeco Instruments, Inc.	133,835,777	3,513,916	(9,553,740)	3,353,260	40,246,686	171,395,899	3,669,362	—	—
Vericel Corp.	167,672,945	3,630,782	(6,952,022)	(150,644)	(19,737,558)	144,463,503	3,148,725	—	—
Veris Residential, Inc.	82,807,301	1,767,733	(5,068,903)	(273,159)	(992,147)	78,240,825	5,216,055	285,824	—
Veritex Holdings, Inc.	73,789,592	—	(1,439,689)	(1,512,729)	3,593,633	74,430,807	3,529,199	720,250	—
Verra Mobility Corp., Class A	280,454,925	6,027,660	(17,805,425)	3,144,431	21,609,534	293,431,125	10,787,909	—	—
Vestis Corp.	171,066,689	3,347,992	(7,973,482)	(2,850,296)	(59,434,903)	104,156,000	8,516,435	307,622	—
VF Corp.	—	322,899,840	(16,955,724)	(116,821)	(16,786,800)	289,040,495	21,410,407	1,997,543	—
Viad Corp.	55,967,874	1,169,226	(2,812,629)	(493,250)	(7,285,221)	46,546,000	1,369,000	—	—
Viavi Solutions, Inc.	136,641,825	2,756,849	(7,065,449)	(4,434,196)	(28,528,848)	99,370,181	14,464,364	—	—
Victoria’s Secret & Co.	101,365,792	2,233,684	(5,033,026)	(1,206,979)	(7,731,753)	89,627,718	5,072,310	—	—
Virtu Financial, Inc., Class A	—	132,356,787	(598,675)	1,819	(3,299,055)	128,460,876	5,722,088	—	—
Virtus Investment Partners, Inc.	113,691,887	1,942,318	(7,308,918)	788,482	(11,073,413)	98,040,356	434,095	863,911	—
Vista Outdoor, Inc.	128,738,107	3,102,422	(8,345,603)	1,490,263	16,975,454	141,960,643	3,770,535	—	—
Wabash National Corp.	91,802,028	2,011,876	(5,208,479)	200,933	(25,092,482)	63,713,876	2,917,302	243,328	—
WaFd, Inc.	133,084,058	3,200,202	(8,624,339)	(692,706)	(1,844,804)	125,122,411	4,377,971	1,186,930	—
Walker & Dunlop, Inc.	228,297,471	5,496,577	(11,187,100)	1,063,870	(7,792,062)	215,878,756	2,198,358	1,459,949	—
WD-40 Co.	232,005,109	5,167,282	(12,283,041)	1,190,869	(31,863,110)	194,217,109	884,252	803,680	—
Werner Enterprises, Inc.	—	147,624,801	(653,694)	(1,483)	230,478	147,200,102	4,108,292	—	—
Westamerica BanCorp	86,355,416	1,663,622	(3,342,362)	(765,910)	88,889	83,999,655	1,730,881	792,784	—
Whitestone REIT	40,052,823	762,448	(2,259,247)	195,189	2,181,522	40,932,735	3,075,337	261,198	—
Winnebago Industries, Inc.	146,130,168	3,020,678	(7,405,148)	327,627	(39,289,041)	102,784,284	1,896,389	1,215,827	—
WK Kellogg Co.(b)	83,731,628	1,873,564	(4,852,627)	769,862	(24,141,029)	N/A	N/A	708,693	—

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Affiliates (continued)
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income	Capital Gain Distributions from Underlying Funds
Wolverine World Wide, Inc.	$ 60,404,233	$ 1,707,298	$ (4,463,956)	$ (2,920,053)	$ 15,293,545	$ 70,021,067	5,179,073	$ —	$ —
World Kinect Corp.	108,100,039	2,638,935	(7,823,213)	(1,541,007)	(1,183,447)	100,191,307	3,883,384	687,514	—
WSFS Financial Corp.	181,742,487	—	(6,043,236)	(1,214,918)	8,329,640	182,813,973	3,889,659	603,929	—
Xencor, Inc.	90,997,852	1,872,177	(4,215,198)	(2,787,775)	(10,231,995)	75,635,061	3,995,513	—	—
Xenia Hotels & Resorts, Inc.	107,196,752	2,485,160	(10,074,642)	(3,647,299)	(1,289,242)	94,670,729	6,606,471	791,190	—
Xerox Holdings Corp.	136,703,750	2,643,751	(5,918,809)	(847,424)	(46,550,216)	86,031,052	7,403,705	1,847,189	—
XPEL, Inc.(b)	77,628,307	1,460,451	(3,641,909)	(2,009,975)	12,815,522	N/A	N/A	—	—
Xperi, Inc.(a)	35,514,951	601,315	(23,925,493)	(45,649,564)	33,458,791	—	—	—	—
Yelp, Inc.	182,689,014	3,669,283	(13,396,232)	(821,640)	(10,656,584)	161,483,841	4,370,334	—	—
				$ (104,859,839)	$ (2,576,174,479)	$ 73,761,021,050		$ 339,937,422	$ —
(a)	As of period end, the entity is no longer held.
(b)	As of period end, the entity was not considered an affiliate.
(c)	Represents net amount purchased (sold).
(d)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(e)	Formerly the Community Bank System, Inc.
(f)	As of the beginning of the period, the entity was not considered an affiliate.
(g)	Formerly the Hannon Armstrong Sustainable Infrastructure Capital, Inc.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	2,133	09/20/24	$ 220,232	$ 696,978
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Goldman Sachs Bank USA(b)	08/19/26	$ 247,194,257	$ 11,857,718(c)	$ 259,342,228	0.3%
	Monthly	HSBC Bank PLC(d)	02/09/28	800,305,287	(4,637,223)(e)	797,689,078	1.0
	Monthly	JPMorgan Chase Bank NA(f)	02/10/25	270,018,692	617,203(g)	271,464,445	0.3
					$ 7,837,698	$ 1,328,495,751
(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(290,253) of net dividends, payable for referenced securities purchased and financing fees.
(e)	Amount includes $(2,021,014) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(828,550) of net dividends, payable for referenced securities purchased and financing fees.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	0-500 basis points	40 basis points	40 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination date August 19, 2026.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	308,085	$ 4,747,590	1.8%
Banks
Brookline Bancorp, Inc.	22,676	189,344	0.0
Cathay General Bancorp	143,562	5,415,159	2.1
Central Pacific Financial Corp.	94,843	2,010,671	0.8
Hope Bancorp, Inc.	18,532	199,034	0.1
Northwest Bancshares, Inc.	7,065	81,601	0.0
		7,895,809
Capital Markets
Moelis & Co., Class A	1,157,670	65,825,116	25.4
Commercial Services & Supplies
Pitney Bowes, Inc.	1,637,578	8,318,896	3.2
Communications Equipment
Extreme Networks, Inc.	2,419,370	32,540,527	12.6
Consumer Finance
Bread Financial Holdings, Inc.	2,633	117,326	0.0
Financial Services
Jackson Financial, Inc., Class A	776,252	57,644,474	22.2
Radian Group, Inc.	12,951	402,776	0.2
		58,047,250
Health Care Providers & Services
RadNet, Inc.	373,326	21,996,368	8.5
Insurance
Ambac Financial Group, Inc.	79,943	1,024,869	0.4
Employers Holdings, Inc.	2,399	102,270	0.0
Safety Insurance Group, Inc.	2,372	177,971	0.1
		1,305,110
Metals & Mining
Warrior Met Coal, Inc.	2,133	133,888	0.1
Mortgage Real Estate Investment Trusts (REITs)
Arbor Realty Trust, Inc.	2,340,142	33,581,038	13.0
Office REITs
Douglas Emmett, Inc.	27,083	360,475	0.1
	Shares	Value	% of Basket Value
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	429,649	$ 10,848,637	4.2%
Retail REITs
SITE Centers Corp.	681,142	9,876,559	3.8
Software
Envestnet, Inc.	59,876	3,747,639	1.4
Net Value of Reference Entity — Goldman Sachs Bank USA		$259,342,228
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination date February 9, 2028.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Aerospace & Defense
Triumph Group, Inc.	590,564	$ 9,100,591	1.1%
Banks
Cathay General Bancorp	90,473	3,412,642	0.4
Comerica, Inc.	429,941	21,944,189	2.8
Eagle Bancorp, Inc.	9,911	187,318	0.0
Preferred Bank	206,616	15,597,442	2.0
Provident Financial Services, Inc.	3,439,861	49,362,005	6.2
S&T Bancorp, Inc.	6,250	208,687	0.0
Westamerica BanCorp	4,114	199,652	0.0
		90,911,935
Capital Markets
Moelis & Co., Class A	229,288	13,037,316	1.6
Commercial Services & Supplies
Pitney Bowes, Inc.	540,598	2,746,238	0.3
Consumer Finance
Bread Financial Holdings, Inc.	1,425,049	63,500,183	8.0
Containers & Packaging
Sealed Air Corp.	2,906,156	101,105,167	12.7
Diversified REITs
Global Net Lease, Inc.	3,973,926	29,208,356	3.7
Diversified Telecommunication Services
Lumen Technologies, Inc.	18,638,210	20,502,031	2.6

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
	Shares	Value	% of Basket Value
Energy Equipment & Services
Tidewater, Inc.	662,056	$ 63,034,352	7.9%
Financial Services
Jackson Financial, Inc., Class A	1,964,093	145,853,546	18.3
Payoneer Global, Inc.	46,857	259,588	0.0
		146,113,134
Health Care Providers & Services
RadNet, Inc.	265,264	15,629,355	2.0
Insurance
Ambac Financial Group, Inc.	241,468	3,095,620	0.4
Lincoln National Corp.	2,968,616	92,323,958	11.6
ProAssurance Corp.	13,606	166,265	0.0
		95,585,843
Metals & Mining
Warrior Met Coal, Inc.	180,510	11,330,613	1.4
Office REITs
Douglas Emmett, Inc.	2,655,868	35,349,603	4.4
Oil, Gas & Consumable Fuels
Green Plains, Inc.	9,906	157,109	0.0
Par Pacific Holdings, Inc.	57,389	1,449,072	0.2
		1,606,181
Residential REITs
NexPoint Residential Trust, Inc.	1,621	64,046	0.0
Retail REITs
SITE Centers Corp.	940,917	13,643,296	1.7
Software
Adeia, Inc.	16,221	181,432	0.0
Envestnet, Inc.	1,358,674	85,039,406	10.7
		85,220,838
Net Value of Reference Entity — HSBC Bank PLC		$797,689,078
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination date February 10, 2025.
	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Banks
Central Pacific Financial Corp.	58,364	$ 1,237,317	0.5%
Communications Equipment
Extreme Networks, Inc.	153,115	2,059,396	0.8
Financial Services
Radian Group, Inc.	6,593,969	205,072,436	75.5
Health Care Providers & Services
RadNet, Inc.	151,339	8,916,894	3.3
Insurance
Ambac Financial Group, Inc.	388,379	4,979,019	1.8
Metals & Mining
Warrior Met Coal, Inc.	753,842	47,318,662	17.4
Oil, Gas & Consumable Fuels
Par Pacific Holdings, Inc.	74,484	1,880,721	0.7
Net Value of Reference Entity — JPMorgan Chase Bank NA		$271,464,445

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
June 30, 2024
iShares® Core S&P Small-Cap ETF
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 75,859,763,004	$ —	$ —	$ 75,859,763,004
Short-Term Securities
Money Market Funds	6,015,052,900	—	—	6,015,052,900
	$ 81,874,815,904	$ —	$ —	$ 81,874,815,904
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 696,978	$ 12,474,921	$ —	$ 13,171,899
Liabilities
Equity Contracts	—	(4,637,223)	—	(4,637,223)
	$ 696,978	$ 7,837,698	$ —	$ 8,534,676
(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust